UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21475

RBC Funds Trust
(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350 Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kathleen A. Gorman 50 South Sixth Street, Suite 2350 Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7128

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 98.83%
Consumer Discretionary — 10.48%
11,350	Bright Horizons Family Solutions, Inc.*	$1,163,602
26,540	Core-Mark Holding Co., Inc.	602,458
14,500	Dorman Products, Inc.*	990,495
22,270	Gentherm, Inc.*	875,211
30,060	G-III Apparel Group Ltd.*	1,334,664
9,720	LCI Industries	876,258
27,530	LKQ Corp.*	878,207
14,970	Monro, Inc.	869,757
19,150	Tractor Supply Co.	1,464,784

		9,055,436

Consumer Staples — 3.14%
8,260	Casey’s General Stores, Inc.	867,961
18,650	Church & Dwight Co., Inc.	991,434
20,020	United Natural Foods, Inc.*	854,053

		2,713,448

Energy — 1.39%
23,170	Matador Resources Co.*	696,258
19,680	Oceaneering International, Inc.	501,053

		1,197,311

Financials — 10.49%
6,050	Affiliated Managers Group, Inc.	899,454
17,460	Eagle Bancorp, Inc.*	1,070,298
16,980	FirstCash, Inc.	1,525,653
20,420	Kinsale Capital Group, Inc.	1,120,241
24,990	PRA Group, Inc.*	963,365
19,670	Raymond James Financial, Inc.	1,757,514
14,110	RLI Corp.	933,941
6,200	Signature Bank*	792,856

		9,063,322

Health Care — 21.80%
7,040	Abiomed, Inc.*	2,879,712
7,890	Bio-Techne Corp.	1,167,325
15,330	Cantel Medical Corp.	1,507,859
11,660	Charles River Laboratories International, Inc.*	1,308,952
18,650	HealthEquity, Inc.*	1,400,615
19,970	Integer Holdings Corp.*	1,291,060
20,850	Integra LifeSciences Holdings Corp.*	1,342,948
16,270	Medidata Solutions, Inc.*	1,310,711
17,410	NuVasive, Inc.*	907,409
17,520	Prestige Brands Holdings, Inc.*	672,418
11,140	STERIS Plc	1,169,811
8,780	Varian Medical Systems, Inc.*	998,462

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
7,840	Waters Corp.*	$1,517,746
13,720	West Pharmaceutical Services, Inc.	1,362,259

		18,837,287

Industrials — 18.82%
5,430	Acuity Brands, Inc.	629,174
15,340	Applied Industrial Technologies, Inc.	1,076,101
17,210	Clean Harbors, Inc.*	956,016
24,370	Copart, Inc.*	1,378,367
10,130	Landstar System, Inc.	1,106,196
6,160	Middleby Corp. (The)*	643,227
11,450	MSC Industrial Direct Co., Inc., Class A	971,533
16,550	Multi-Color Corp.	1,069,958
10,580	Stericycle, Inc.*	690,768
20,440	Sun Hydraulics Corp.	985,004
7,740	Teledyne Technologies, Inc.*	1,540,724
32,480	TriMas Corp.*	954,912
7,200	WABCO Holdings, Inc.*	842,544
13,480	Wabtec Corp.	1,328,858
9,670	WageWorks, Inc.*	483,500
20,870	Woodward, Inc.	1,604,068

		16,260,950

Information Technology — 25.50%
28,190	Altair Engineering, Inc., Class A*	963,534
7,950	ANSYS, Inc.*	1,384,731
23,640	Bottomline Technologies (DE), Inc.*	1,177,981
19,270	Envestnet, Inc.*	1,058,887
10,830	ePlus, Inc.*	1,019,103
5,570	F5 Networks, Inc.*	960,547
14,040	Globant SA*	797,332
12,180	Guidewire Software, Inc.*	1,081,340
22,640	Inphi Corp.*	738,290
11,220	Jack Henry & Associates, Inc.	1,462,639
18,280	Manhattan Associates, Inc.*	859,343
4,570	MercadoLibre, Inc.	1,366,110
17,610	Novanta, Inc.*	1,097,103
11,400	SPS Commerce, Inc.*	837,672
19,760	Synopsys, Inc.*	1,690,863
4,970	Tyler Technologies, Inc.*	1,103,837
4,730	Ultimate Software Group, Inc. (The)*	1,217,076
10,000	WEX, Inc.*	1,904,800
9,130	Zebra Technologies Corp., Class A*	1,307,873

		22,029,061

Materials — 5.46%
12,960	AptarGroup, Inc.	1,210,205
13,340	Balchem Corp.	1,309,187

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
20,500	HB Fuller Co.	$1,100,440
12,550	Reliance Steel & Aluminum Co.	1,098,627

		4,718,459

Real Estate — 1.75%
8,230	CoreSite Realty Corp., REIT	912,049
22,200	Healthcare Trust of America, Inc., REIT, Class A	598,512

		1,510,561

Total Common Stocks		85,385,835

(Cost $62,686,312)

Investment Company — 1.28%
1,105,921	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,105,921

Total Investment Company		1,105,921

(Cost $1,105,921)

Total Investments		$86,491,756
(Cost $63,792,233) — 100.11%

Liabilities in excess of other assets — (0.11)%		(98,319)

NET ASSETS — 100.00%		$86,393,437

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 98.89%
Consumer Discretionary — 17.93%
82,307	Delta Apparel, Inc.*	$1,592,640
229,700	Destination XL Group, Inc.*	516,825
24,760	Grand Canyon Education, Inc.*	2,763,464
107,540	Gray Television, Inc.*	1,699,132
40,430	Lakeland Industries, Inc.*	572,085
28,190	Libbey, Inc.	229,185
47,484	Malibu Boats, Inc., Class A*	1,991,479
18,840	Motorcar Parts of America, Inc.*	352,496
2,670	Red Robin Gourmet Burgers, Inc.*	124,422
107,150	Salem Media Group, Inc.	551,823
30,430	Superior Group of Cos, Inc.	630,205
111,390	Tandy Leather Factory, Inc.*	868,842
37,260	Universal Electronics, Inc.*	1,231,443
142,135	ZAGG, Inc.*	2,458,935

		15,582,976

Consumer Staples — 2.02%
16,090	John B Sanfilippo & Son, Inc.	1,197,901
37,330	Landec Corp.*	556,217

		1,754,118

Energy — 3.64%
138,200	Callon Petroleum Co.*	1,484,268
132,986	Ring Energy, Inc.*	1,678,283

		3,162,551

Financials — 21.28%
5,600	AMERISAFE, Inc.	323,400
80,739	CoBiz Financial, Inc.	1,734,274
205,350	Compass Diversified Holdings LP	3,552,555
45,550	First Bancorp/Southern Pines, NC	1,863,450
35,010	German American Bancorp, Inc.	1,255,108
52,593	Heritage Financial Corp.	1,832,866
32,036	Mercantile Bank Corp.	1,184,051
50,724	Northrim BanCorp, Inc.	2,006,134
55,752	Pacific Premier Bancorp, Inc.*	2,126,939
35,080	Preferred Bank/Los Angeles, CA	2,156,017
13,880	State Bank Financial Corp.	463,592

		18,498,386

Health Care — 2.83%
49,070	Invacare Corp.	912,702
21,400	Surmodics, Inc.*	1,181,280
3,790	US Physical Therapy, Inc.	363,840

		2,457,822

Industrials — 28.11%
128,750	ACCO Brands Corp.	1,783,187

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
17,880	Air Transport Services Group, Inc.*	$403,909
5,950	AZZ, Inc.	258,528
7,070	Barrett Business Services, Inc.	682,750
23,690	Blue Bird Corp.*	529,471
94,910	Broadwind Energy, Inc.*	223,988
29,948	Casella Waste Systems, Inc., Class A*	766,968
27,340	CBIZ, Inc.*	628,820
94,195	Columbus McKinnon Corp.	4,084,295
53,540	Ducommun, Inc.*	1,771,639
13,890	Ennis, Inc.	282,661
15,780	Graham Corp.	407,282
33,077	Greenbrier Cos., Inc. (The)	1,744,812
136,790	Hudson Technologies, Inc.*	274,948
14,440	InnerWorkings, Inc.*	125,484
24,000	Insteel Industries, Inc.	801,600
23,037	Lydall, Inc.*	1,005,565
27,233	Marten Transport Ltd.	638,614
68,290	NN, Inc.	1,290,681
18,853	NV5 Global, Inc.*	1,306,513
64,494	Patrick Industries, Inc.*	3,666,484
31,570	PGT Innovations, Inc.*	658,234
100,710	Radiant Logistics, Inc.*	393,776
22,610	Willdan Group, Inc.*	700,232

		24,430,441

Information Technology — 12.49%
88,360	AXT, Inc.*	622,938
202,401	Glu Mobile, Inc.*	1,297,390
90,730	Mitek Systems, Inc.*	807,497
53,173	Novanta, Inc.*	3,312,678
26,630	PC Connection, Inc.	884,116
96,526	Sapiens International Corp. NV	943,059
32,716	TESSCO Technologies, Inc.	565,987
8,220	Tyler Technologies, Inc.*	1,825,662
3,985	Vishay Precision Group, Inc.*	152,028
116,730	Xplore Technologies Corp.*	448,243

		10,859,598

Materials — 7.27%
21,439	FutureFuel Corp.	300,360
35,217	Koppers Holdings, Inc.*	1,350,572
204,570	OMNOVA Solutions, Inc.*	2,127,528
99,688	Universal Stainless & Alloy Products, Inc.*	2,359,615
3,406	US Concrete, Inc.*	178,815

		6,316,890

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
Real Estate — 2.09%
44,620	Community Healthcare Trust, Inc., REIT	$1,332,799
31,830	UMH Properties, Inc., REIT	488,591

		1,821,390

Utilities — 1.23%
20,910	Unitil Corp.	1,067,246

Total Common Stocks		85,951,418

(Cost $44,836,951)

Exchange Traded Funds — 0.10%
1,470	SPDR S&P Regional Banking	89,670

Total Exchange Traded Funds		89,670

(Cost $29,206)

Rights/Warrants — 0.00%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19, Expire 10/6/19*,(a),(b)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 0.95%
825,327	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	825,327

Total Investment Company		825,327

(Cost $825,327)

Total Investments		$86,866,415
(Cost $45,691,484) — 99.94%

Other assets in excess of liabilities — 0.06%		50,764

NET ASSETS — 100.00%		$86,917,179

*	Non-income producing security.

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2018 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 99.43%
Consumer Discretionary — 21.25%
66,030	Carriage Services, Inc.	$1,621,037
9,280	Cavco Industries, Inc.*	1,926,992
24,830	Dave & Buster’s Entertainment, Inc.*	1,181,908
451,589	Destination XL Group, Inc.*	1,016,075
43,124	Fox Factory Holding Corp.*	2,007,422
42,830	G-III Apparel Group Ltd.*	1,901,652
79,339	Grand Canyon Education, Inc.*	8,855,026
333,178	Gray Television, Inc.*	5,264,212
72,440	LCI Industries	6,530,466
46,538	Libbey, Inc.	378,354
107,769	Malibu Boats, Inc., Class A*	4,519,832
67,620	Motorcar Parts of America, Inc.*	1,265,170
63,960	Nexstar Media Group, Inc., Class A	4,694,664
51,092	Steven Madden Ltd.	2,712,985
125,050	Stoneridge, Inc.*	4,394,257
25,918	Unifi, Inc.*	821,601
92,781	Universal Electronics, Inc.*	3,066,412
314,244	ZAGG, Inc.*	5,436,421

		57,594,486

Consumer Staples — 0.37%
66,972	Landec Corp.*	997,883

Energy — 2.93%
312,110	Callon Petroleum Co.*	3,352,061
362,892	Ring Energy, Inc.*	4,579,697

		7,931,758

Financials — 18.07%
99,350	AMERISAFE, Inc.	5,737,463
16,020	BancFirst Corp.	948,384
101,260	Chemical Financial Corp.	5,637,144
606,650	Compass Diversified Holdings LP	10,495,045
34,510	James River Group Holdings Ltd.	1,355,898
46,210	LegacyTexas Financial Group, Inc.	1,803,114
119,666	Pacific Premier Bancorp, Inc.*	4,565,258
26,841	Pinnacle Financial Partners, Inc.	1,646,695
50,031	Safeguard Scientifics, Inc.*	640,397
51,620	Texas Capital Bancshares, Inc.*	4,723,230
192,090	United Community Banks, Inc.	5,891,400
63,400	Wintrust Financial Corp.	5,518,970

		48,962,998

Health Care — 8.81%
141,830	Emergent BioSolutions, Inc.*	7,160,997
106,726	Globus Medical, Inc., Class A*	5,385,394
129,990	Invacare Corp.	2,417,814

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
33,290	Masimo Corp.*	$3,250,768
56,930	West Pharmaceutical Services, Inc.	5,652,580

		23,867,553

Industrials — 28.89%
663,190	ACCO Brands Corp.	9,185,182
149,495	Astronics Corp.*	5,377,335
20,536	AZZ, Inc.	892,289
39,660	BMC Stock Holdings, Inc.*	826,911
291,752	Columbus McKinnon Corp.	12,650,367
148,641	Ducommun, Inc.*	4,918,531
26,820	Dycom Industries, Inc.*	2,534,758
49,860	EnerSys	3,721,550
142,456	Greenbrier Cos., Inc. (The)	7,514,554
128,878	Insteel Industries, Inc.	4,304,525
80,460	Kennametal, Inc.	2,888,514
55,156	Lydall, Inc.*	2,407,559
83,800	NCI Building Systems, Inc.*	1,759,800
283,339	NN, Inc.	5,355,107
5,280	Old Dominion Freight Line, Inc.	786,509
218,464	Patrick Industries, Inc.*	12,419,678
20,210	Spirit Airlines, Inc.*	734,634

		78,277,803

Information Technology — 11.63%
23,280	Ambarella, Inc.*	898,841
27,010	Coherent, Inc.*	4,224,904
40,520	Cohu, Inc.	993,145
67,050	InterDigital, Inc.	5,424,345
98,378	MKS Instruments, Inc.	9,414,775
47,120	Synaptics, Inc.*	2,373,434
176,364	Synchronoss Technologies, Inc.*	1,088,166
3,100	Take-Two Interactive Software, Inc.*	366,916
78,427	TESSCO Technologies, Inc.	1,356,787
24,216	Tyler Technologies, Inc.*	5,378,374

		31,519,687

Materials — 5.33%
135,500	Ferro Corp.*	2,825,175
80,692	FutureFuel Corp.	1,130,495
81,179	Koppers Holdings, Inc.*	3,113,215
441,774	OMNOVA Solutions, Inc.*	4,594,449
117,080	Universal Stainless & Alloy Products, Inc.*	2,771,284

		14,434,618

Real Estate — 0.61%
26,760	CubeSmart, REIT	862,207
49,600	Physicians Realty Trust, REIT	790,624

		1,652,831

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
Telecommunication Services — 1.10%
232,640	Vonage Holdings Corp.*	$2,998,730

Utilities — 0.44%
16,890	Spire, Inc.	1,193,278

Total Common Stocks		269,431,625

(Cost $176,664,065)

Exchange Traded Funds — 0.06%
1,040	iShares Russell 2000 Index Fund	170,321

Total Exchange Traded Funds		170,321

(Cost $87,288)

Investment Company — 1.14%
3,082,772	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	3,082,772

Total Investment Company		3,082,772

(Cost $3,082,772)

Total Investments		$272,684,718
(Cost $179,834,125) — 100.63%

Liabilities in excess of other assets — (0.63)%		(1,711,451)

NET ASSETS — 100.00%		$270,973,267

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 98.81%
Consumer Discretionary — 20.28%
6,200	AH Belo Corp., Class A	$29,140
600	Ambow Education Holding Ltd., ADR*	3,061
11,800	AMC Entertainment Holdings, Inc., Class A	187,620
10,900	America’s Car-Mart, Inc.*	674,710
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
21,200	Barnes & Noble, Inc.	134,620
32,100	Beazer Homes USA, Inc.*	473,475
3	Biglari Holdings, Inc., Class B*	550
21,200	Boot Barn Holdings, Inc.*	439,900
13,427	Bowl America, Inc., Class A	195,363
27,800	Bridgepoint Education, Inc.*	181,534
47,330	Build-A-Bear Workshop, Inc.*	359,708
6,700	Caleres, Inc.	230,413
34,100	Carriage Services, Inc.	837,155
28,003	Century Communities, Inc.*	883,495
79,000	Container Store Group, Inc. (The)*	664,390
8,800	Core-Mark Holding Co., Inc.	199,760
28,300	CSS Industries, Inc.	478,270
14,130	Culp, Inc.	346,891
30,200	Delta Apparel, Inc.*	584,370
53,000	Entercom Communications Corp., Class A	400,150
23,600	Entravision Communications Corp., Class A	118,000
35,000	Eros International Plc*	455,000
24,243	EW Scripps Co. (The), Class A	324,614
17,900	Express, Inc.*	163,785
14,800	Flexsteel Industries, Inc.	590,520
4,400	Fred’s, Inc., Class A	10,032
5,300	Genesco, Inc.*	210,410
2,170	Hamilton Beach Brands Holding Co., Class A	63,039
2,180	Harte-Hanks, Inc.*	24,198
24,230	Haverty Furniture Cos., Inc.	523,368
970	Helen of Troy Ltd.*	95,497
10,400	hhgregg, Inc.*	23
19,500	Hooker Furniture Corp.	914,550
23,000	J Alexander’s Holdings, Inc.*	256,450
6,100	JAKKS Pacific, Inc.*	19,978
12,620	Johnson Outdoors, Inc., Class A	1,066,769
41,700	K12, Inc.*	682,629
23,500	Kid Brands, Inc.*	5
45,700	Lakeland Industries, Inc.*	646,655
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	241,740
26,200	Lifetime Brands, Inc.	331,430
10,900	Luby’s, Inc.*	28,231
19,200	M/I Homes, Inc.*	508,416
28,200	Marcus Corp. (The)	916,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
32,070	MarineMax, Inc.*	$607,726
7,500	McRae Industries, Inc., Class A	223,125
2,285	Mecklermedia Corp.*,(b)	0
21,300	Mestek, Inc.*	660,300
9,600	Modine Manufacturing Co.*	175,200
19,800	Movado Group, Inc.	956,340
8,400	Nautilus, Inc.*	131,880
28,600	New Home Co., Inc. (The)*	285,142
361	Nexstar Media Group, Inc., Class A	26,497
10,300	Nobility Homes, Inc.	217,227
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
8,450	Perry Ellis International, Inc.*	229,586
40,800	Pier 1 Imports, Inc.	97,104
119,400	Point.360*	2,985
51,900	Red Lion Hotels Corp.*	604,635
31,400	Rocky Brands, Inc.	942,000
14,200	Saga Communications, Inc., Class A	546,700
39,150	Salem Media Group, Inc.	201,622
35,000	Shiloh Industries, Inc.*	304,500
7,500	Sonic Automotive, Inc., Class A	154,500
35,100	Stage Stores, Inc.	84,591
14,300	Standard Motor Products, Inc.	691,262
15,900	Stein Mart, Inc.*	38,955
4,000	Stoneridge, Inc.*	140,560
14,600	Strattec Security Corp.	446,030
40,939	Superior Group of Cos, Inc.	847,847
32,500	Superior Industries International, Inc.	581,750
55,300	Tilly’s, Inc., Class A	837,795
9,800	Tower International, Inc.	311,640
39,700	Townsquare Media, Inc., Class A	256,859
65,200	Trans World Entertainment Corp.*	56,724
40,300	TravelCenters of America LLC*	141,050
27,500	Unifi, Inc.*	871,750
19,100	Universal Technical Institute, Inc.*	60,165
30,000	Universal Travel Group*,(a),(b),(c)	0
23,100	VOXX International Corp.*	124,740
1,397	Walking Co. Holdings, Inc. (The)*	279
11,000	Weyco Group, Inc.	400,400
22,800	William Lyon Homes, Class A*	528,960
6,580	Zoe’s Kitchen, Inc.*	64,221

		28,349,061

Consumer Staples — 2.76%
6,490	Alliance One International, Inc.*	102,866
7,350	Andersons, Inc. (The)	251,370
19,715	Central Garden and Pet Co.*	857,208
21,300	Ingles Markets, Inc., Class A	677,340
34,400	Natural Grocers By Vitamin Cottage, Inc.*	438,256
15,300	Oil-Dri Corp. of America	644,742

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
36	Royal Hawaiian Orchards LP*	$144,000
18,000	Smart & Final Stores, Inc.*	99,900
25,140	SpartanNash Co.	641,573

		3,857,255

Energy — 3.09%
45,500	Aegean Marine Petroleum Network, Inc.	30,144
27,000	Ardmore Shipping Corp.*	221,400
16	Basic Energy Services, Inc.*	178
24,540	Callon Petroleum Co.*	263,560
15,700	Dorian LPG Ltd.*	119,948
43,360	Ensco Plc, Class A	314,793
12,100	Era Group, Inc.*	156,695
7,500	Global Partners LP	127,875
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	32,472
9,900	Midstates Petroleum Co., Inc.*	134,739
2,300	NACCO Industries, Inc., Class A	77,625
24,070	Natural Gas Services Group, Inc.*	568,052
13,100	Newpark Resources, Inc.*	142,135
53,100	North American Construction Group Ltd.	315,945
9,200	Panhandle Oil and Gas, Inc., Class A	175,720
7,600	PHI, Inc.*	79,116
11,900	PHI, Inc., Non voting*	121,023
15,650	REX American Resources Corp.*	1,267,180
1,230	Sanchez Production Partners L.P.*	14,514
131	SilverBow Resources, Inc.*	3,783
17,600	Teekay Tankers Ltd., Class A	20,592
18,880	W&T Offshore, Inc.*	134,992

		4,322,481

Financials — 28.84%
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
34,870	AG Mortgage Investment Trust, Inc., REIT	655,207
10,500	Ameris Bancorp	560,175
61,400	Anworth Mortgage Asset Corp., REIT	305,158
21,868	Apollo Commercial Real Estate Finance, Inc., REIT	399,747
86,400	Arbor Realty Trust, Inc., REIT	901,152
46,700	Ares Commercial Real Estate Corp., REIT	644,927
8,100	Arlington Asset Investment Corp., Class A	83,511
6,997	Asta Funding, Inc.	24,140
17,400	Baldwin & Lyons, Inc., Class B	424,560
31,700	Banc of California, Inc.	619,735
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	305,164
25,400	Bancorp, Inc. (The)*	265,684
4,928	Banner Corp.	296,321
100,000	Beverly Hills Bancorp, Inc.*,(b)	10
13,200	Blue Capital Reinsurance Holdings Ltd.	145,860
33,600	California First National Bancorp	530,880

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	$0
35,400	Cherry Hill Mortgage Investment Corp., REIT	632,244
71,550	Citizens, Inc.*	557,375
101,200	Consumer Portfolio Services, Inc.*	411,884
2,189	Cowen Inc.*	30,318
31,777	Donegal Group, Inc., Class A	432,485
8,444	Donegal Group, Inc., Class B	111,461
58,640	Dynex Capital, Inc., REIT	382,919
24,500	Ellington Residential Mortgage, REIT	267,050
31,050	EMC Insurance Group, Inc.	862,569
54,100	Enova International, Inc.*	1,977,355
5,100	Exantas Capital Corp., REIT	51,918
18,900	Federal Agricultural Mortgage Corp., Class C	1,691,172
56,900	FedNat Holding Co.	1,312,683
20,500	First Defiance Financial Corp.	1,374,730
9,400	First Financial Corp.	426,290
9,151	First Horizon National Corp.	163,254
27,100	First Merchants Corp.	1,257,440
38,000	First Place Financial Corp.*,(a),(b),(c)	0
660	Flagstar Bancorp, Inc.*	22,612
16,700	Franklin Financial Network, Inc.*	627,920
62,820	GAIN Capital Holdings, Inc.	474,291
13,800	GAMCO Investors, Inc., Class A	369,288
25,200	Great Ajax Corp., REIT	329,616
2,626	Great Western Bancorp, Inc.	110,266
8,000	Greenhill & Co., Inc.	227,200
7,100	Guaranty Bancorp	211,580
17,300	HCI Group, Inc.	719,161
29,270	Heritage Insurance Holdings, Inc.	487,931
2,858	Hilltop Holdings, Inc.	63,076
6,040	HomeTrust Bancshares, Inc.*	170,026
4,400	Houlihan Lokey, Inc.	225,368
35,822	Independence Holding Co.	1,191,081
7,100	Infinity Property & Casualty Corp.	1,010,685
5,134	Investors Title Co.	948,044
41,600	JMP Group, Inc.	223,392
16,500	Kansas City Life Insurance Co.	660,000
69,200	Manning & Napier, Inc.	214,520
28,890	Marlin Business Services Corp.	862,366
24,300	Medley Management, Inc., Class A	86,265
4,238	MFC Bancorp Ltd.*	25,089
20,200	MidSouth Bancorp, Inc.	267,650
28,700	MutualFirst Financial, Inc.	1,083,425
2,500	National Security Group, Inc. (The)	41,625
2,600	National Western Life Group, Inc., Class A	798,876
12,400	Navigators Group, Inc. (The)	706,800
22,067	Nicholas Financial, Inc.*	203,016
1,915	OceanFirst Financial Corp.	57,373
45,900	OFG Bancorp.	644,895

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
8,200	Oppenheimer Holdings, Inc., Class A	$229,600
23,900	Orchid Island Capital, Inc., REIT	179,728
7,900	Pacific Mercantile Bancorp*	77,025
37,600	PennyMac Financial Services, Inc., Class A*	738,840
22,000	Peoples Bancorp, Inc.	831,160
13,572	People’s United Financial, Inc.	245,517
7,300	Piper Jaffray Cos.	561,005
15,900	Provident Financial Holdings, Inc.	303,372
31,900	Regional Management Corp.*	1,117,138
9,100	Safety Insurance Group, Inc.	777,140
28,126	Simmons First National Corp., Class A	840,967
2,238	South State Corp.	193,028
22,013	Sterling Bancorp	517,306
10,600	Stewart Information Services Corp.	456,542
8,543	Sutherland Asset Management Corp., REIT	138,824
13,400	Unico American Corp.*	105,860
80,216	United Community Financial Corp.	881,574
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
14,130	Walker & Dunlop, Inc.	786,335
14,041	Western Asset Mortgage Capital Corp., REIT	146,307
16,800	Winthrop Realty Trust REIT*,(b),(c)	27,048

		40,323,131

Health Care — 3.25%
21,339	Aceto Corp.	71,486
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	30,250
17,900	AngioDynamics, Inc.*	398,096
42,660	BioScrip, Inc.*	124,994
14,400	CONMED Corp.	1,054,080
5,300	Cross Country Healthcare, Inc.*	59,625
50,350	CryoLife, Inc.*	1,402,247
11,562	Five Star Senior Living, Inc.*	17,343
1,700	Invacare Corp.	31,620
5,300	Kewaunee Scientific Corp.	190,535
9,662	Kindred Healthcare, Inc.*	86,958
15,000	MedCath Corp.*,(a),(b),(c)	0
27,500	Triple-S Management Corp., Class B*	1,074,150

		4,541,384

Industrials — 17.46%
3,000	Aegion Corp.*	77,250
8,000	Alamo Group, Inc.	722,880
19,383	Allied Motion Technologies, Inc.	928,058
930	Altra Industrial Motion Corp.	40,083
56,500	Ameresco, Inc., Class A*	678,000
8,100	AMREP Corp.*	57,267
66,000	Arc Document Solutions, Inc.*	116,820
4,500	Argan, Inc.	184,275

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
17,700	BlueLinx Holdings, Inc.*	$664,281
26,400	CAI International, Inc.*	613,536
44,000	CBIZ, Inc.*	1,012,000
8,774	CECO Environmental Corp.	53,872
50,680	Celadon Group, Inc.*	151,533
10,678	Cenveo, Inc.*	748
2,400	Chicago Rivet & Machine Co.	77,400
2,060	Comfort Systems USA, Inc.	94,348
28,878	Compx International, Inc.	381,190
3,300	Douglas Dynamics, Inc.	158,400
25,500	Ducommun, Inc.*	843,795
2	Eagle Bulk Shipping, Inc.*	11
13,100	Eastern Co. (The)	367,455
8,480	Ecology and Environment, Inc., Class A	105,576
12,100	Encore Wire Corp.	574,145
36,240	Ennis, Inc.	737,484
1,300	EnPro Industries, Inc.	90,935
18,400	Espey Manufacturing & Electronics Corp.	493,694
27,000	Federal Signal Corp.	628,830
19,900	Fly Leasing Ltd., ADR*	280,391
414	Genco Shipping & Trading Ltd.*	6,417
13,400	Gibraltar Industries, Inc.*	502,500
5,580	Golden Ocean Group Ltd.	48,490
12,360	GP Strategies Corp.*	217,536
15,100	Graham Corp.	389,731
10,610	Greenbrier Cos., Inc. (The)	559,678
26,500	Griffon Corp.	471,700
5,400	Hill International, Inc.*	31,860
7,930	Kadant, Inc.	762,470
4,800	Kimball International, Inc., Class B	77,568
3,908	Kratos Defense & Security Solutions, Inc.*	44,981
16,200	LS Starrett Co. (The), Class A	103,680
10,200	LSC Communications, Inc.	159,732
44,250	LSI Industries, Inc.	236,295
16,900	Lydall, Inc.*	737,685
39,120	Marten Transport Ltd.	917,364
32,410	Meritor, Inc.*	666,674
32,399	Miller Industries, Inc.	827,794
16,000	Mistras Group, Inc.*	302,080
3,900	National Presto Industries, Inc.	483,600
29,200	NN, Inc.	551,880
2,500	Northwest Pipe Co.*	48,425
16,700	Orion Group Holdings, Inc.*	137,942
2	Paragon Shipping, Inc., Class A*	0
13,505	Patrick Industries, Inc.*	767,759
25,000	RCM Technologies, Inc.	123,500
52,600	Roadrunner Transportation Systems, Inc.*	109,934
15,200	Rush Enterprises, Inc., Class A*	659,376
22,000	Safe Bulkers, Inc.*	74,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
25,690	Sparton Corp.*	$487,853
3,200	Standex International Corp.	327,040
7,282	Team, Inc.*	168,214
26,400	Textainer Group Holdings Ltd.*	419,760
4,300	Universal Forest Products, Inc.	157,466
7,400	USA Truck, Inc.*	173,678
11,100	Vectrus, Inc.*	342,102
13,600	Viad Corp.	737,800
11,900	Volt Information Sciences, Inc.*	40,460
15,000	Willdan Group, Inc.*	464,550
22,100	Williams Industrial Services Group, Inc.*	67,847
27,700	Willis Lease Finance Corp.*	875,043

		24,417,521

Information Technology — 10.52%
5,200	Black Box Corp.*	10,530
15,000	Blucora, Inc.*	555,000
38,600	CMTSU Liquidation, Inc.*	174
50,000	Comarco, Inc.*	1,750
3,900	Communications Systems, Inc.	14,859
29,800	CTS Corp.	1,072,800
44,050	DHI Group, Inc.*	103,517
25,600	Digi International, Inc.*	337,920
162	DropCar, Inc.*	206
24,700	Edgewater Technology, Inc.*	133,874
4,450	Electro Scientific Industries, Inc.*	70,176
16,140	ePlus, Inc.*	1,518,774
40,800	Everi Holdings, Inc.*	293,760
4,200	Fabrinet*	154,938
23,200	Insight Enterprises, Inc.*	1,135,176
13,000	JinkoSolar Holding Co. Ltd., ADR*	179,010
4,800	Kemet Corp.*	115,920
26,100	Kimball Electronics, Inc.*	477,630
9,200	Magal Security Systems Ltd.*	49,036
17,800	Methode Electronics, Inc.	717,340
10,022	Novanta, Inc.*	624,371
35,415	Optical Cable Corp.*	139,889
27,500	Park Electrochemical Corp.	637,725
30,100	PC Connection, Inc.	999,320
28,700	Perceptron, Inc.*	302,785
31,730	Photronics, Inc.*	253,047
36,774	Reis, Inc.	801,673
10,500	Richardson Electronics Ltd.	102,270
16,400	Rubicon Project, Inc. (The)*	46,740
24,600	Rudolph Technologies, Inc.*	728,160
60,100	Sigmatron International, Inc.*	421,902
2,433	STR Holdings, Inc.*	657
4,269	SYKES Enterprises, Inc.*	122,862
7,960	Systemax, Inc.	273,267

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
25,600	TESSCO Technologies, Inc.	$442,880
15,700	Vishay Precision Group, Inc.*	598,955
39,100	XO Group, Inc.*	1,251,200
5,366	Zedge, Inc., Class B*	20,176

		14,710,269

Materials — 4.79%
41,590	American Vanguard Corp.	954,490
3,000	Ampco-Pittsburgh Corp.*	30,750
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
6,629	Centerra Gold, Inc.*	36,923
15,700	China Green Agriculture, Inc.*	18,055
54	Elah Holdings, Inc.*,(b)	4,320
8,400	Friedman Industries, Inc.	68,040
40,990	FutureFuel Corp.	574,270
4,300	Hawkins, Inc.	152,005
5,100	Innospec, Inc.	390,405
7,900	KMG Chemicals, Inc.	582,862
9,500	Materion Corp.	514,425
2,790	Myers Industries, Inc.	53,568
840	Neenah, Inc.	71,274
26	North American Palladium Ltd.*	190
16,100	Olympic Steel, Inc.	328,601
36,990	OMNOVA Solutions, Inc.*	384,696
16,500	Rayonier Advanced Materials, Inc.	281,985
17,800	Ryerson Holding Corp.*	198,470
2,200	Stepan Co.	171,622
37,000	Trecora Resources*	549,450
25,900	Tredegar Corp.	608,650
7,800	Universal Stainless & Alloy Products, Inc.*	184,626
3,470	US Concrete, Inc.*	182,175
3,200	Vulcan International Corp.	361,600

		6,703,452

Real Estate — 3.61%
13,200	Agree Realty Corp., REIT	696,564
37,100	Cedar Realty Trust, Inc., REIT	175,112
1,506	CIM Commercial Trust Corp., REIT	22,741
6,000	Community Healthcare Trust, Inc., REIT	179,220
4,600	CorEnergy Infrastructure Trust, Inc., REIT	172,960
18,200	Farmland Partners, Inc., REIT	160,160
921	Forestar Group, Inc.*	19,111
11,342	Getty Realty Corp., REIT	319,504
8,000	Jernigan Capital, Inc., REIT	152,480
23,500	MedEquities Realty Trust, Inc., REIT	258,970
17,880	Monmouth Real Estate Investment Corp., REIT	295,556
30,600	One Liberty Properties, Inc., REIT	808,146
7,600	Rafael Holdings, Inc., Class B*	69,844
17,400	Ramco-Gershenson Properties Trust, REIT	229,854

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
8,100	RE/MAX Holdings, Inc., Class A	$424,845
11,000	UMH Properties, Inc., REIT	168,850
10,800	Urstadt Biddle Properties, Inc., REIT, Class A	244,404
51,800	Whitestone, REIT	646,464

		5,044,785

Telecommunication Services — 0.34%
15,200	IDT Corp., Class B	85,424
25,800	Spok Holdings, Inc.	388,290

		473,714

Utilities — 3.87%
1,570	American States Water Co.	89,741
2,008	California Water Service Group	78,212
14,185	Chesapeake Utilities Corp.	1,134,091
16,200	Connecticut Water Service, Inc.	1,058,184
22,300	Middlesex Water Co.	940,391
16,100	SJW Corp.	1,066,142
20,526	Unitil Corp.	1,047,647

		5,414,408

Total Common Stocks		138,157,461

(Cost $93,303,829)

Exchange Traded Funds — 0.04%
250	iShares Russell Microcap Index Fund	26,405
1,400	PowerShares Zacks Micro Cap Portfolio	28,406

Total Exchange Traded Funds		54,811

(Cost $17,982)

Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	138
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	58
992	Genco Shipping & Trading Ltd., Warrants, Expire 12/31/21*	992
6,100	Media General, Inc. Rights, Expire 12/31/18*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	56
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	190

Total Rights/Warrants		1,434

(Cost $73,487)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp.*,(a),(b),(c)	$0
1,625	Trenwick America Corp.*,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)
Shares
Investment Company — 1.15%
1,600,599	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	1,600,599

Total Investment Company		1,600,599

(Cost $1,600,600)

Total Investments		$139,814,305
(Cost $94,995,898) — 100.00%

Other assets in excess of liabilities — 0.00%		1,182

NET ASSETS — 100.00%		$139,815,487

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 96.65%
Consumer Discretionary — 10.69%
61,750	Carriage Services, Inc.	$1,515,963
30,320	Dana, Inc.	612,161
18,490	Dave & Buster’s Entertainment, Inc.*	880,124
145,750	Gray Television, Inc.*	2,302,850
49,880	Motorcar Parts of America, Inc.*	933,255
46,180	New Media Investment Group, Inc.	853,406
25,550	Red Robin Gourmet Burgers, Inc.*	1,190,630
39,380	Steven Madden Ltd.	2,091,078
29,990	Tandy Leather Factory, Inc.*	233,922
79,400	Taylor Morrison Home Corp., Class A*	1,649,932
19,233	Unifi, Inc.*	609,686
18,640	Universal Electronics, Inc.*	616,052
80,570	ZAGG, Inc.*	1,393,861

		14,882,920

Consumer Staples — 3.33%
43,780	Dean Foods Co.	460,128
39,250	Fresh Del Monte Produce, Inc.	1,748,587
32,600	John B Sanfilippo & Son, Inc.	2,427,070

		4,635,785

Energy — 4.55%
163,950	Callon Petroleum Co.*	1,760,823
50,720	Delek US Holdings, Inc.	2,544,623
35,327	Gulfport Energy Corp.*	444,060
125,419	Ring Energy, Inc.*	1,582,788

		6,332,294

Financials — 25.94%
20,690	American Financial Group, Inc.	2,220,658
34,030	AMERISAFE, Inc.	1,965,233
50,190	Chemical Financial Corp.	2,794,077
89,990	CoBiz Financial, Inc.	1,932,985
22,260	Community Bank System, Inc.	1,314,898
189,430	Compass Diversified Holdings LP	3,277,139
65,550	First Busey Corp.	2,079,246
12,279	Hanmi Financial Corp.	348,110
67,860	Heritage Financial Corp.	2,364,921
42,180	James River Group Holdings Ltd.	1,657,252
41,213	LegacyTexas Financial Group, Inc.	1,608,131
20,970	Mercantile Bank Corp.	775,051
13,900	Northrim BanCorp, Inc.	549,745
62,280	Pacific Premier Bancorp, Inc.*	2,375,982
14,280	Reinsurance Group of America, Inc.	1,906,094
63,470	Sterling Bancorp	1,491,545
51,450	Synovus Financial Corp.	2,718,104

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
23,920	Texas Capital Bancshares, Inc.*	$2,188,680
83,370	United Community Banks, Inc.	2,556,958

		36,124,809

Health Care — 5.47%
27,170	Emergent BioSolutions, Inc.*	1,371,813
37,960	Globus Medical, Inc., Class A*	1,915,461
117,200	Invacare Corp.	2,179,920
3,890	Teleflex, Inc.	1,043,337
11,240	West Pharmaceutical Services, Inc.	1,116,020

		7,626,551

Industrials — 18.16%
189,278	ACCO Brands Corp.	2,621,500
50,660	BMC Stock Holdings, Inc.*	1,056,261
71,810	Casella Waste Systems, Inc., Class A*	1,839,054
68,350	Columbus McKinnon Corp.	2,963,656
45,133	Ducommun, Inc.*	1,493,451
29,120	EnerSys	2,173,517
15,350	Ennis, Inc.	312,373
41,150	Greenbrier Cos., Inc. (The)	2,170,662
24,050	Herman Miller, Inc.	815,295
41,700	Kennametal, Inc.	1,497,030
13,060	Kirby Corp.*	1,091,816
20,220	Lydall, Inc.*	882,603
78,456	Marten Transport Ltd.	1,839,793
89,190	NN, Inc.	1,685,691
32,432	Patrick Industries, Inc.*	1,843,759
27,510	Spirit Airlines, Inc.*	999,989

		25,286,450

Information Technology — 8.19%
127,310	AXT, Inc.*	897,536
8,710	Coherent, Inc.*	1,362,418
71,440	Cohu, Inc.	1,750,994
32,210	Novanta, Inc.*	2,006,683
80,800	PC Connection, Inc.	2,682,560
48,220	Sapiens International Corp. NV	471,109
18,260	Synaptics, Inc.*	919,756
5,860	Take-Two Interactive Software, Inc.*	693,590
16,430	Vishay Precision Group, Inc.*	626,805

		11,411,451

Materials — 6.17%
23,060	Kaiser Aluminum Corp.	2,400,776
39,349	Koppers Holdings, Inc.*	1,509,034
223,490	OMNOVA Solutions, Inc.*	2,324,296
26,920	Reliance Steel & Aluminum Co.	2,356,577

		8,590,683

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
Real Estate — 9.12%
87,130	Columbia Property Trust, Inc., REIT	$1,978,722
58,549	Community Healthcare Trust, Inc., REIT	1,748,859
37,130	CubeSmart, REIT	1,196,329
162,510	DiamondRock Hospitality Co., REIT	1,995,623
14,590	EastGroup Properties, Inc., REIT	1,394,220
45,060	National Storage Affiliates Trust, REIT	1,388,749
28,290	Physicians Realty Trust, REIT	450,943
29,900	STAG Industrial, Inc., REIT	814,177
13,020	Terreno Realty Corp., REIT	490,463
81,300	UMH Properties, Inc., REIT	1,247,955

		12,706,040

Utilities — 5.03%
17,540	NorthWestern Corp.	1,004,165
72,390	Portland General Electric Co.	3,095,397
41,108	Spire, Inc.	2,904,280

		7,003,842

Total Common Stocks		134,600,825

(Cost $127,757,548)
Investment Company — 2.68%
3,732,892	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	3,732,892

Total Investment Company		3,732,892

(Cost $3,732,892)

Total Investments		$138,333,717
(Cost $131,490,440) — 99.33%
Other assets in excess of liabilities — 0.67%		927,816

NET ASSETS — 100.00%		$139,261,533

*	Non-income producing security.

(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2018 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 41.15%
Fannie Mae — 2.04%
$41,025,000	0.75%, 7/27/18	$41,011,275
2,156,000	1.13%, 10/19/18	2,154,367
50,846,000	1.88%, 9/18/18	50,911,970

		94,077,612

Federal Farm Credit Bank — 7.57%
1,000,000	0.83%, 7/27/18	999,670
4,835,000	0.85%, 8/24/18	4,827,563
8,000,000	0.88%, 9/20/18	7,991,538
11,000,000	1.26%, 8/21/18(a)	10,980,903
25,000,000	(LIBOR USD 1-Month - 0.100%), 1.90%, 12/2/19(b)	24,986,564
25,000,000	(LIBOR USD 1-Month - 0.040%), 1.94%, 5/1/20(b)	25,000,000
1,000,000	1.95%, 9/17/18	1,001,322
50,000,000	(LIBOR USD 1-Month + 0.045%), 2.03%, 11/1/18(b)	50,000,839
1,680,000	(LIBOR USD 3-Month - 0.230%), 2.08%, 4/3/19(b)	1,678,906
25,000,000	(LIBOR USD 1-Month + 0.140%), 2.12%, 8/1/18(b)	24,999,997
25,000,000	(LIBOR USD 3-Month - 0.200%), 2.16%, 8/13/19(b)	25,000,000
49,600,000	(LIBOR USD 1-Month + 0.120%), 2.17%, 11/13/18(b)	49,611,037
40,000,000	(LIBOR USD 3-Month - 0.165%), 2.17%, 3/16/20(b)	39,996,251
50,000,000	(LIBOR USD 3-Month - 0.165%), 2.20%, 2/6/20(b)	49,996,416
500,000	(LIBOR USD 3-Month - 0.130%), 2.22%, 2/3/20(b)	499,966
5,460,000	(LIBOR USD 1-Month + 0.180%), 2.23%, 10/11/19(b)	5,476,395
200,000	(LIBOR USD 1-Month + 0.170%), 2.23%, 11/14/19(b)	200,551
1,235,000	(LIBOR USD 1-Month + 0.190%), 2.27%, 9/20/19(b)	1,238,791
1,970,000	(LIBOR USD 1-Month + 0.180%), 2.27%, 10/24/19(b)	1,975,995
4,000,000	(LIBOR USD 3-Month - 0.035%), 2.29%, 9/4/18(b)	4,000,687
250,000	(LIBOR USD 3-Month - 0.060%), 2.30%, 10/25/19(b)	250,171
20,000,000	(LIBOR USD 3-Month - 0.030%), 2.31%, 9/18/18(b)	20,004,310
200,000	(LIBOR USD 3-Month - 0.010%), 2.33%, 9/23/19(b)	200,326

		350,918,198

Federal Home Loan Bank — 19.47%
12,500,000	0.63%, 8/7/18	12,491,202
46,295,000	0.88%, 10/1/18	46,250,063
750,000	0.95%, 7/23/18	749,793
14,865,000	1.13%, 9/14/18	14,860,741
13,910,000	1.20%, 9/17/18	13,906,398
50,000,000	1.25%, 9/13/18	49,998,707
13,000,000	1.25%, 9/17/18	12,979,670
15,000,000	1.25%, 9/25/18	14,996,767
1,200,000	1.32%, 8/14/18(a)	1,198,137
200,000	1.36%, 8/24/18(a)	199,605
50,000,000	(LIBOR USD 1-Month - 0.060%), 1.97%, 8/7/19(b)	50,000,000
75,000,000	(LIBOR USD 1-Month - 0.070%), 1.98%, 7/12/19(b)	75,000,000
29,310,000	2.00%, 9/14/18	29,350,236
85,000,000	(LIBOR USD 1-Month - 0.060%), 2.03%, 9/18/19(b)	85,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$100,000,000	(LIBOR USD 1-Month + 0.050%), 2.15%, 10/26/18(b)	$100,000,000
50,000,000	(LIBOR USD 3-Month - 0.160%), 2.16%, 6/5/19(b)	50,006,587
12,805,000	(LIBOR USD 3-Month - 0.163%), 2.16%, 7/5/19(b)	12,804,946
87,400,000	(LIBOR USD 3-Month - 0.160%), 2.17%, 5/24/19(b)	87,411,420
8,105,000	(LIBOR USD 3-Month - 0.160%), 2.17%, 6/12/19(b)	8,104,975
100,000,000	(LIBOR USD 3-Month - 0.155%), 2.20%, 1/24/20(b)	100,000,000
500,000	(LIBOR USD 3-Month - 0.130%), 2.21%, 9/14/18(b)	500,036
85,000,000	(LIBOR USD 3-Month - 0.150%), 2.21%, 11/6/19(b)	85,000,000
50,000,000	(LIBOR USD 3-Month - 0.120%), 2.21%, 12/13/19(b)	50,000,000

		900,809,283

Freddie Mac — 1.02%
7,965,000	MTN, 1.30%, 7/16/18	7,964,995
2,000,000	MTN, 1.30%, 9/18/18	2,000,157
22,910,000	(LIBOR USD 3-Month - 0.165%), MTN, 2.16%, 7/5/19(b)	22,908,052
14,461,000	5.00%, 8/1/18	14,504,685

		47,377,889

Overseas Private Investment Corp. — 11.05%
7,650,000	0.00%, 7/7/19(a)	7,650,000
2,585,000	1.70%, 11/15/18(a)	2,612,733
2,400,000	1.70%, 11/15/18(a)	2,425,748
80,829,000	(US Treasury Bill Yield 3-Month), 1.96%, 9/15/20(b)	80,829,000
10,000,000	(US Treasury Bill Yield 3-Month), 1.96%, 6/15/25(b)	10,000,000
50,205,000	(US Treasury Bill Yield 3-Month), 1.96%, 2/15/28(b)	50,205,000
14,318,182	(US Treasury Bill Yield 3-Month), 1.96%, 11/15/28(b)	14,318,182
15,000,000	(US Treasury Bill Yield 3-Month), 1.96%, 8/15/29(b)	15,000,000
1,404,072	(US Treasury Bill Yield 3-Month), 1.96%, 12/15/33(b)	1,404,072
12,000,000	(US Treasury Bill Yield 3-Month), 1.97%, 1/20/35(b)	12,000,000
15,000,000	(US Treasury Bill Yield 3-Month), 1.97%, 4/20/35(b)	15,000,000
9,400,000	(US Treasury Bill Yield 3-Month), 1.97%, 4/20/35(b)	9,400,000
6,666,667	(US Treasury Bill Yield 3-Month), 2.00%, 8/15/19(b)	6,666,667
2,000,000	(US Treasury Bill Yield 3-Month), 2.00%, 12/16/19(b)	2,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.00%, 7/20/22(b)	5,000,000
7,391,304	(US Treasury Bill Yield 3-Month), 2.00%, 9/15/22(b)	7,391,304
21,600,000	(US Treasury Bill Yield 3-Month), 2.00%, 11/15/22(b)	21,600,000
2,743,860	(US Treasury Bill Yield 3-Month), 2.00%, 3/15/24(b)	2,743,860
1,008,772	(US Treasury Bill Yield 3-Month), 2.00%, 3/15/24(b)	1,008,772
8,749,575	(US Treasury Bill Yield 3-Month), 2.00%, 10/10/25(b)	8,749,575
8,670,750	(US Treasury Bill Yield 3-Month), 2.00%, 10/10/25(b)	8,670,750
14,000,000	(US Treasury Bill Yield 3-Month), 2.00%, 2/15/28(b)	14,000,000
3,000,000	(US Treasury Bill Yield 3-Month), 2.00%, 2/15/28(b)	3,000,000
3,335,000	(US Treasury Bill Yield 3-Month), 2.00%, 6/15/28(b)	3,335,000
24,918,868	(US Treasury Bill Yield 3-Month), 2.00%, 1/15/30(b)	24,918,868
1,364,181	(US Treasury Bill Yield 3-Month), 2.00%, 6/28/32(b)	1,364,181
13,800,000	(US Treasury Bill Yield 3-Month), 2.00%, 6/1/33(b)	13,800,000
12,195,539	(US Treasury Bill Yield 3-Month), 2.00%, 6/15/34(b)	12,195,539
8,872,279	(US Treasury Bill Yield 3-Month), 2.00%, 6/15/34(b)	8,872,279

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 7,000,000	(US Treasury Bill Yield 3-Month), 2.00%, 10/15/39(b)	$7,000,000
1,500,000	(US Treasury Bill Yield 3-Month), 2.00%, 10/15/39(b)	1,500,000
15,000,000	(US Treasury Bill Yield 3-Month), 2.00%, 7/7/40(b)	15,000,000
14,300,000	(US Treasury Bill Yield 3-Month), 2.00%, 7/7/40(b)	14,300,000
10,495,000	(US Treasury Bill Yield 3-Month), 2.00%, 7/7/40(b)	10,495,000
7,500,000	(US Treasury Bill Yield 3-Month), 2.00%, 7/7/40(b)	7,500,000
4,500,000	(US Treasury Bill Yield 3-Month), 2.00%, 7/7/40(b)	4,500,000
10,062,000	(US Treasury Bill Yield 3-Month), 2.05%, 5/15/30(b)	10,062,000
12,440,000	2.26%, 2/11/19(a)	12,548,899
40,000,000	2.26%, 3/17/19(a)	40,257,895
21,650,000	2.27%, 2/19/19(a)	21,829,475

		511,154,799

Total U.S. Government Agency Obligations		1,904,337,781

(Cost $1,904,337,781)

U.S. Treasury Obligations — 4.03%
U.S. Treasury Notes — 4.03%
50,000,000	0.75%, 9/30/18	49,859,514
125,000,000	0.75%, 2/15/19	124,025,714
12,500,000	1.28%, 8/15/18(a)	12,480,500

		186,365,728

Total U.S. Treasury Obligations		186,365,728

(Cost $186,365,728)

U.S. Government Agency Backed Mortgages — 1.26%
Fannie Mae — 0.52%
11,060,741	Pool #469782, 2.49%, 12/1/18	11,060,741
10,632,366	Pool #AM7163, (LIBOR USD 1-Month + 0.450%), 2.45%, 5/1/19(b)	10,632,366
279,187	Series 2013-M14, Class FA, (LIBOR USD 1-Month + 0.350%), 2.44%, 8/25/18(b)	279,195
471,458	Series 2015-M10, Class FA, (LIBOR USD 1-Month + 0.250%), 2.20%, 3/1/19(b)	471,495
750,033	Series 2015-M4, Class FA, (LIBOR USD 1-Month + 0.210%), 2.16%, 9/1/18(b)	750,037
526,313	Series 2015-M8, Class FA, (LIBOR USD 1-Month + 0.170%), 2.12%, 11/1/18(b)	526,283

		23,720,117

Freddie Mac — 0.74%
4,695,913	Series K704, Class A2, 2.41%, 8/1/18	4,695,913
22,497,467	Series K705, Class A2, 2.30%, 9/1/18	22,485,462

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$5,996,742	Series K706, Class A2, 2.32%, 10/1/18	$5,988,840
1,255,000	Series K707, Class A2, 2.22%, 12/1/18	1,252,719

		34,422,934

Total U.S. Government Agency Backed Mortgages		58,143,051

(Cost $58,143,051)

Variable Rate Demand Note — 1.01%
Municipal Bonds — 1.01%
Arizona — 0.15%
6,900,000	Maricopa County Industrial Development Authority San Miguel Apartments Project Refunding Revenue, 1.60%, 6/15/36, (Credit Support: Fannie Mae)(c)	6,899,655

California — 0.23%
2,005,000	Abag Finance Authority for Nonprofit Corps Gaia Buildings Revenue, Series A-T, 2.04%, 9/15/32, (Credit Support: Fannie Mae), Callable 7/15/18 @ 100(c)	2,005,000
8,500,000	California Statewide Communities Development Authority Multi Family Housing Kimberly Woods Revenue, Series B, 1.43%, 6/15/25, (Credit Support: Fannie Mae), Callable 8/15/18 @ 100(c)	8,499,406

		10,504,406

Kentucky — 0.01%
290,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 2.04%, 11/15/40, (Credit Support: Fannie Mae), Callable 7/15/18 @ 100(c)	290,000

New York — 0.03%
1,560,000	New York State Housing Finance Agency Revenue, Series B, 2.05%, 5/15/33, (Credit Support: Fannie Mae), Callable 7/6/18 @ 100(c)	1,560,000

Virginia — 0.12%
5,500,000	Alexandria Redevelopment & Housing Authority Multi Family Housing Fairfield VLG Square Project Revenue, Series A, 1.59%, 1/15/39, (Credit Support: Fannie Mae), Callable 7/20/18 @ 100(c)	5,499,670

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Washington — 0.47%
$ 9,000,000	Washington State Housing Finance Commission Crestview Apartments Project Revenue, 1.60%, 12/15/37, (Credit Support: Fannie Mae), Callable 8/15/18 @ 100(c)	$8,999,550
12,970,000	Washington State Housing Finance Commission Echo Lake Senior Apartments Project Revenue, 1.60%, 7/15/40, (Credit Support: Fannie Mae), Callable 8/15/18 @ 100(c)	12,969,352

		21,968,902

		46,722,633

Total Variable Rate Demand Note		46,722,633

(Cost $46,722,633)

Repurchase Agreements — 68.33%
100,000,000	Bank of Montreal, dated 6/29/18; due 7/2/18 at 2.05% with maturity value of $100,017,083 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/18 to 8/15/27 at rates ranging from 0.00% to 2.25%, aggregate original par and fair value of $105,167,500 and $102,000,052, respectively)	100,000,000

	Total Value of Bank of Montreal, (collateral value of $ 102,000,052)	100,000,000

455,000,000	BNP Paribas Securities Corp., dated 6/29/18; due 7/2/18 at 2.10% with maturity value of $455,079,625 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/25/18 to 5/15/45 at rates ranging from 0.00% to 3.75%, aggregate original par and fair value of $447,303,503 and $464,100,014, respectively)	455,000,000
200,000,000	BNP Paribas Securities Corp., dated 6/22/18; due 9/21/18 at 1.95% with maturity value of $200,985,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/23/18 to 11/15/47 at rates ranging from 0.00% to 7.25%, aggregate original par and fair value of $183,502,267 and $204,000,000, respectively)	200,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 668,100,014)	655,000,000

235,000,000	Citigroup Global, dated 6/29/18; due 7/2/18 at 2.06% with maturity value of $235,040,342 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/18 to 5/15/45 at rates ranging from 1.13% to 8.13%, original par and fair value of $234,584,100 and $239,700,009, respectively)	235,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$125,000,000	Citigroup Global, dated 6/28/18; due 7/5/18 at 1.98% with maturity value of $125,048,125 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/30/18 to 11/15/22 at rates ranging from 0.63% to 3.38%, original par and fair value of $128,795,200 and $127,500,049, respectively)	$125,000,000
75,000,000	Citigroup Global, dated 6/28/18; due 7/5/18 at 1.97% with maturity value of $75,028,729 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/19 to 10/31/21 at rates ranging from 1.63% to 2.00%, original par and fair value of $76,867,100 and $76,500,009, respectively)	75,000,000
62,000,000	Citigroup Global, dated 6/26/18; due 7/3/18 at 1.98% with maturity value of $62,023,870 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/44 at a rate of 3.63%, original par and fair value of $55,998,400 and $63,240,030, respectively)	62,000,000
50,000,000	Citigroup Global, dated 6/29/18; due 7/2/18 at 2.07% with maturity value of $50,008,625 (fully collateralized by Ginnie Mae, Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 7/25/18 to 1/20/47 at rates ranging from 0.00% to 8.75%, aggregate original par and fair value of $298,009,509 and $51,000,000, respectively)	50,000,000
40,000,000	Citigroup Global, dated 6/29/18; due 7/2/18 at 2.05% with maturity value of $40,006,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/20/18 to 5/15/24 at rates ranging from 0.00% to 2.50%, original par and fair value of $41,087,700 and $40,800,012, respectively)	40,000,000
15,000,000	Citigroup Global, dated 6/26/18; due 7/3/18 at 1.99% with maturity value of $15,005,804 (fully collateralized by a U.S. Treasury security with a maturity date of 5/31/20 at a rate of 2.50%, original par and fair value of $15,276,400 and $15,300,092, respectively)	15,000,000

	Total Value of Citigroup Global, (collateral value of $ 614,040,201)	602,000,000

200,000,000	Credit Agricole Corporate and Investment Bank, dated 6/14/18; due 7/13/18 at 1.93% with maturity value of $200,310,944 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/23 to 5/31/24 at rates ranging from 2.00% to 2.50%, aggregate original par and fair value of $212,479,400 and $204,000,050, respectively)	200,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 50,000,000	Credit Agricole Corporate and Investment Bank, dated 6/29/18; due 7/2/18 at 1.95% with maturity value of $50,008,125 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/25 at a rate of 2.00%, original par and fair value of $53,419,200 and $51,000,022, respectively)	$50,000,000
50,000,000	Credit Agricole Corporate and Investment Bank, dated 6/29/18; due 7/2/18 at 2.00% with maturity value of $50,008,333 (fully collateralized by a U.S. Treasury security with a maturity date of 2/28/22 at a rate of 1.75%, original par and fair value of $52,393,200 and $51,000,069, respectively)	50,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 306,000,141)	300,000,000

50,000,000	Deutsche Bank Securities, dated 6/29/18; due 7/2/18 at 2.05% with maturity value of $50,008,542 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/25 to 2/15/39 at rates ranging from 0.00% to 0.00%, aggregate original par and fair value of $76,120,282 and $51,000,000, respectively)	50,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 51,000,000)	50,000,000

200,000,000	Goldman Sachs & Co., dated 6/29/18; due 7/2/18 at 1.05% with maturity value of $200,017,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/16/18 to 5/31/23 at rates ranging from 0.00% to 2.75%, aggregate original par and fair value of $203,362,861 and $204,000,004, respectively)	200,000,000
20,000,000	Goldman Sachs & Co., dated 6/29/18; due 7/2/18 at 1.35% with maturity value of $20,002,250 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/19 to 5/15/48 at rates ranging from 0.00% to 0.75%, aggregate original par and fair value of $44,802,477 and $20,400,000, respectively)	20,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $ 224,400,004)	220,000,000

55,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/29/18; due 7/2/18 at 2.12% with maturity value of $ 55,009,717 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/33 to 11/1/47 at rates ranging from 3.50% to 4.50%, aggregate original par and fair value of $57,540,037 and $56,100,000, respectively)	55,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 56,100,000)	55,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$750,000,000	National Australia Bank, dated 6/29/18; due 7/2/18 at 2.05% with maturity value of $750,128,125 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/19 to 9/30/24 at rates ranging from 0.75% to 3.63%, aggregate original par and fair value of $750,000,000 and $764,954,944, respectively)	$750,000,000
150,000,000	National Australia Bank, dated 6/29/18; due 7/2/18 at 2.05% with maturity value of $150,025,625 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/29/20 to 2/29/24 at rates ranging from 1.38% to 2.13%, aggregate original par and fair value of $150,000,000 and $153,007,625, respectively)	150,000,000

	Total Value of National Australia Bank, (collateral value of $ 917,962,569)	900,000,000

30,000,000	TD Securities (USA), dated 6/29/18; due 7/2/18 at 2.12% with maturity value of $30,005,300 (fully collateralized by a Ginnie Mae security with a maturity date of 5/20/48 at a rate of 4.00%, original par and fair value of $29,830,638 and $30,600,000, respectively)	30,000,000

	Total Value of TD Securities (USA), (collateral value of $ 30,600,000)	30,000,000

150,000,000	Wells Fargo Securities, dated 6/29/18; due 7/2/18 at 2.12% with maturity value of $150,026,500 (fully collateralized by Ginnie Mae, Fannie Mae, Freddie Mac and Federal Farm Credit Bank securities with maturity dates ranging from 7/13/18 to 6/15/53 at rates ranging from 0.00% to 6.50%, aggregate original par and fair value of $353,193,125 and $153,000,000, respectively)	150,000,000
100,000,000	Wells Fargo Securities, dated 6/29/18; due 7/2/18 at 2.10% with maturity value of $100,017,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/18 to 2/15/46 at rates ranging from 0.00% to 4.75%, aggregate original par and fair value of $100,397,800 and $102,000,021, respectively)	100,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 255,000,021)	250,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount	Value

Total Repurchase Agreements	3,162,000,000

(Cost $3,162,000,000)

Total Investments	$5,357,569,193
(Cost $5,357,569,193) — 115.78%

Liabilities in excess of other assets — (15.78)%	(730,334,707)

NET ASSETS — 100.00%	$4,627,234,486

(a)	Represents effective yield to maturity on date of purchase.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2018 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 97.97%
Fannie Mae — 59.80%
$1,000,000	(TBA), 3.80%, 7/1/30(a)	$1,024,647
163,667	Pool #257613, 5.50%, 6/1/38	178,468
65,009	Pool #257656, 6.00%, 8/1/38	67,211
122,065	Pool #257663, 5.50%, 8/1/38	134,324
108,193	Pool #257890, 5.50%, 2/1/38	119,059
114,620	Pool #257892, 5.50%, 2/1/38	127,045
76,149	Pool #257913, 5.50%, 1/1/38	83,082
65,315	Pool #257926, 5.50%, 3/1/38	72,139
59,603	Pool #258022, 5.50%, 5/1/34	65,220
130,136	Pool #258070, 5.00%, 6/1/34	139,173
39,393	Pool #258121, 5.50%, 6/1/34	43,027
124,628	Pool #258152, 5.50%, 8/1/34	135,154
68,694	Pool #258157, 5.00%, 8/1/34	73,266
63,729	Pool #258163, 5.50%, 8/1/34	69,519
111,544	Pool #258166, 5.50%, 9/1/34	121,781
84,393	Pool #258224, 5.50%, 12/1/34	90,751
59,277	Pool #258238, 5.00%, 1/1/35	63,496
90,012	Pool #258251, 5.50%, 1/1/35	98,006
108,025	Pool #258305, 5.00%, 3/1/35	115,497
90,023	Pool #258336, 5.00%, 4/1/35	96,682
59,680	Pool #258340, 5.00%, 3/1/35	64,059
14,493	Pool #258393, 5.00%, 5/1/35	15,355
62,984	Pool #258394, 5.00%, 5/1/35	67,729
176,528	Pool #258395, 5.50%, 6/1/35	192,344
60,052	Pool #258403, 5.00%, 6/1/35	64,572
80,696	Pool #258404, 5.00%, 6/1/35	86,547
47,147	Pool #258410, 5.00%, 4/1/35	50,690
101,333	Pool #258448, 5.00%, 8/1/35	107,573
183,017	Pool #258450, 5.50%, 8/1/35	198,460
89,991	Pool #258456, 5.00%, 8/1/35	96,255
77,548	Pool #258571, 5.50%, 11/1/35	83,941
217,657	Pool #258627, 5.50%, 2/1/36	235,664
54,654	Pool #258658, 5.50%, 3/1/36	59,697
50,361	Pool #258737, 5.50%, 12/1/35	54,536
41,607	Pool #259004, 8.00%, 2/1/30	43,357
43,339	Pool #259030, 8.00%, 4/1/30	45,007
43,606	Pool #259181, 6.50%, 3/1/31	44,967
10,906	Pool #259187, 6.50%, 4/1/31	10,927
69,943	Pool #259190, 6.50%, 4/1/31	72,980
79,819	Pool #259316, 6.50%, 11/1/31	83,606
29,878	Pool #259378, 6.00%, 12/1/31	30,267
33,696	Pool #259393, 6.00%, 1/1/32	34,243
42,482	Pool #259590, 5.50%, 11/1/32	46,285
171,132	Pool #259611, 5.50%, 11/1/32	185,604
43,361	Pool #259634, 5.50%, 12/1/32	46,469
137,218	Pool #259659, 5.50%, 2/1/33	149,424

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 32,781	Pool #259671, 5.50%, 2/1/33	$35,731
79,682	Pool #259686, 5.50%, 3/1/33	86,730
37,109	Pool #259722, 5.00%, 5/1/33	39,598
48,958	Pool #259724, 5.00%, 5/1/33	52,419
115,338	Pool #259725, 5.00%, 5/1/33	122,810
105,994	Pool #259729, 5.00%, 6/1/33	113,296
61,370	Pool #259761, 5.00%, 6/1/33	65,553
101,832	Pool #259764, 5.00%, 7/1/33	108,834
111,512	Pool #259777, 5.00%, 7/1/33	118,847
82,052	Pool #259781, 5.00%, 7/1/33	87,716
49,693	Pool #259789, 5.00%, 7/1/33	53,210
90,982	Pool #259807, 5.00%, 8/1/33	97,232
122,537	Pool #259816, 5.00%, 8/1/33	130,636
27,532	Pool #259819, 5.00%, 8/1/33	29,478
50,878	Pool #259830, 5.00%, 8/1/33	54,383
33,682	Pool #259848, 5.00%, 9/1/33	36,066
71,544	Pool #259867, 5.50%, 10/1/33	78,001
59,976	Pool #259869, 5.50%, 10/1/33	64,816
103,551	Pool #259875, 5.50%, 10/1/33	112,036
69,023	Pool #259876, 5.50%, 10/1/33	75,222
96,799	Pool #259930, 5.00%, 11/1/33	102,554
37,810	Pool #259998, 5.00%, 3/1/34	40,494
664,590	Pool #465946, 3.61%, 9/1/20	673,145
1,777,546	Pool #468226, 3.86%, 6/1/21	1,816,664
270,941	Pool #469101, 3.75%, 2/1/27	277,015
897,214	Pool #470828, 3.53%, 3/1/32	893,902
890,538	Pool #471478, 2.61%, 8/1/22	877,882
3,281,108	Pool #471948, 2.86%, 7/1/22	3,262,639
163,034	Pool #557295, 7.00%, 12/1/29	174,373
29,796	Pool #576445, 6.00%, 1/1/31	30,054
71,514	Pool #579402, 6.50%, 4/1/31	75,178
131,738	Pool #583728, 6.50%, 6/1/31	142,225
64,333	Pool #585148, 6.50%, 7/1/31	66,805
33,936	Pool #590931, 6.50%, 7/1/31	35,904
52,483	Pool #590932, 6.50%, 7/1/31	54,356
37,265	Pool #601865, 6.50%, 4/1/31	37,782
34,828	Pool #601868, 6.00%, 7/1/29	35,429
49,589	Pool #607611, 6.50%, 11/1/31	51,805
97,406	Pool #634271, 6.50%, 5/1/32	102,379
42,070	Pool #644232, 6.50%, 6/1/32	43,415
25,334	Pool #644432, 6.50%, 7/1/32	25,541
41,385	Pool #644437, 6.50%, 6/1/32	42,691
1,808,651	Pool #663159, 5.00%, 7/1/32(b)	1,924,985
77,230	Pool #670278, 5.50%, 11/1/32	83,893
36,573	Pool #676702, 5.50%, 11/1/32	39,299
51,350	Pool #677591, 5.50%, 12/1/32	55,911
166,627	Pool #681883, 6.00%, 3/1/33	178,016
117,761	Pool #686542, 5.50%, 3/1/33	126,229

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$224,282	Pool #695961, 5.50%, 1/1/33	$243,706
190,366	Pool #696407, 5.50%, 4/1/33	207,265
416,854	Pool #702478, 5.50%, 6/1/33	453,752
121,709	Pool #702479, 5.00%, 6/1/33	129,783
64,237	Pool #703210, 5.50%, 9/1/32	69,143
148,723	Pool #720025, 5.00%, 8/1/33	158,731
246,370	Pool #723066, 5.00%, 4/1/33	262,841
240,405	Pool #723067, 5.50%, 5/1/33	260,434
270,049	Pool #723070, 4.50%, 5/1/33	283,193
286,155	Pool #727311, 4.50%, 9/1/33	300,066
186,040	Pool #727312, 5.00%, 9/1/33	198,852
151,798	Pool #727315, 6.00%, 10/1/33	159,981
39,012	Pool #738589, 5.00%, 9/1/33	41,779
49,329	Pool #739269, 5.00%, 9/1/33	52,811
161,751	Pool #743595, 5.50%, 10/1/33	176,376
155,869	Pool #748041, 4.50%, 10/1/33	162,980
177,324	Pool #749891, 5.00%, 9/1/33	189,562
107,646	Pool #749897, 4.50%, 9/1/33	112,917
6,761	Pool #750984, 5.00%, 12/1/18	6,788
5,660	Pool #751008, 5.00%, 12/1/18	5,677
223,912	Pool #753533, 5.00%, 11/1/33	237,937
85,919	Pool #755679, 6.00%, 1/1/34	90,417
55,763	Pool #755746, 5.50%, 12/1/33	60,877
40,825	Pool #763551, 5.50%, 3/1/34	44,650
92,607	Pool #763820, 5.50%, 1/1/34	101,029
14,129	Pool #765216, 5.00%, 1/1/19	14,199
22,453	Pool #773476, 5.50%, 7/1/19	22,730
45,596	Pool #776851, 6.00%, 10/1/34	47,045
709,619	Pool #777621, 5.00%, 2/1/34	758,612
125,317	Pool #781437, 6.00%, 8/1/34	131,253
82,535	Pool #781741, 6.00%, 9/1/34	85,849
14,041	Pool #781907, 5.00%, 2/1/21	14,348
138,356	Pool #781954, 5.00%, 6/1/34	148,053
161,442	Pool #781959, 5.50%, 6/1/34	174,059
261,040	Pool #783893, 5.50%, 12/1/34	284,734
73,865	Pool #783929, 5.50%, 10/1/34	80,668
15,211	Pool #788329, 6.50%, 8/1/34	15,261
119,814	Pool #797627, 5.00%, 7/1/35	128,113
111,724	Pool #798725, 5.50%, 11/1/34	121,929
97,474	Pool #799548, 6.00%, 9/1/34	102,432
932,083	Pool #806754, 4.50%, 9/1/34	977,981
327,103	Pool #806757, 6.00%, 9/1/34	345,568
742,973	Pool #806761, 5.50%, 9/1/34	809,992
114,726	Pool #808205, 5.00%, 1/1/35	122,869
196,911	Pool #815009, 5.00%, 4/1/35	210,533
97,312	Pool #817641, 5.00%, 11/1/35	104,235
120,570	Pool #820334, 5.00%, 9/1/35	128,998
308,772	Pool #820335, 5.00%, 9/1/35	329,051

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$179,140	Pool #820336, 5.00%, 9/1/35	$192,281
391,183	Pool #822008, 5.00%, 5/1/35	418,366
172,962	Pool #829005, 5.00%, 8/1/35	185,063
38,302	Pool #829006, 5.50%, 9/1/35	41,625
165,268	Pool #829275, 5.00%, 8/1/35	176,769
157,313	Pool #829276, 5.00%, 8/1/35	168,245
113,551	Pool #829277, 5.00%, 8/1/35	121,181
432,020	Pool #829649, 5.50%, 3/1/35	471,642
295,964	Pool #844361, 5.50%, 11/1/35	322,649
150,758	Pool #845245, 5.50%, 11/1/35	164,114
58,685	Pool #866969, 6.00%, 2/1/36	61,096
157,554	Pool #867569, 6.00%, 2/1/36	164,928
118,565	Pool #870599, 6.00%, 6/1/36	123,523
186,948	Pool #871072, 5.50%, 2/1/37	203,777
174,997	Pool #884693, 5.50%, 4/1/36	190,545
460,687	Pool #885724, 5.50%, 6/1/36	499,767
198,453	Pool #911730, 5.50%, 12/1/21	204,696
74,532	Pool #919368, 5.50%, 4/1/37	81,598
285,641	Pool #922582, 6.00%, 12/1/36	303,130
220,056	Pool #934941, 5.00%, 8/1/39	235,821
299,768	Pool #934942, 5.00%, 9/1/39	321,243
165,826	Pool #941204, 5.50%, 6/1/37	180,822
61,172	Pool #943394, 5.50%, 6/1/37	67,182
98,921	Pool #944502, 6.00%, 6/1/37	102,553
342,329	Pool #948600, 6.00%, 8/1/37	363,102
99,666	Pool #952598, 6.00%, 7/1/37	103,878
124,415	Pool #952623, 6.00%, 8/1/37	130,270
162,977	Pool #952678, 6.50%, 8/1/37	173,013
94,233	Pool #952693, 6.50%, 8/1/37	98,824
103,362	Pool #975769, 5.50%, 3/1/38	112,709
77,205	Pool #982898, 5.00%, 5/1/38	83,037
142,220	Pool #984842, 5.50%, 6/1/38	155,081
116,488	Pool #986239, 6.00%, 7/1/38	121,055
126,775	Pool #986957, 5.50%, 7/1/38	138,239
72,189	Pool #990510, 5.50%, 8/1/38	79,506
279,192	Pool #990511, 6.00%, 8/1/38	295,682
167,844	Pool #990617, 5.50%, 9/1/38	184,701
133,911	Pool #AA0526, 5.00%, 12/1/38	143,504
128,102	Pool #AA0644, 4.50%, 3/1/39	134,778
296,364	Pool #AA0645, 4.50%, 3/1/39	311,807
145,402	Pool #AA2243, 4.50%, 5/1/39	153,297
284,925	Pool #AA3142, 4.50%, 3/1/39	300,529
82,625	Pool #AA3143, 4.00%, 3/1/39	85,046
406,557	Pool #AA3206, 4.00%, 4/1/39	418,467
489,682	Pool #AA3207, 4.50%, 3/1/39	515,199
135,458	Pool #AA4468, 4.00%, 4/1/39	139,427
239,633	Pool #AA7042, 4.50%, 6/1/39	253,131
387,963	Pool #AA7658, 4.00%, 6/1/39	399,329

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 111,628	Pool #AA7659, 4.50%, 6/1/39	$117,444
130,840	Pool #AA7741, 4.50%, 6/1/24	134,875
3,106,560	Pool #AB7798, 3.00%, 1/1/43	3,035,207
1,541,810	Pool #AB9204, 3.00%, 4/1/43	1,506,397
1,006,658	Pool #AB9831, 3.00%, 6/1/43	981,963
456,536	Pool #AC1463, 5.00%, 8/1/39	489,243
107,642	Pool #AC1464, 5.00%, 8/1/39	116,379
928,553	Pool #AC2109, 4.50%, 7/1/39	976,939
47,673	Pool #AC4394, 5.00%, 9/1/39	51,439
540,804	Pool #AC4395, 5.00%, 9/1/39	580,139
122,828	Pool #AC5328, 5.00%, 10/1/39	131,608
243,091	Pool #AC5329, 5.00%, 10/1/39	260,468
293,823	Pool #AC6304, 5.00%, 11/1/39	314,827
218,126	Pool #AC6305, 5.00%, 11/1/39	233,718
145,619	Pool #AC6307, 5.00%, 12/1/39	156,028
318,247	Pool #AC6790, 5.00%, 12/1/39	340,997
1,362,080	Pool #AC7199, 5.00%, 12/1/39	1,459,448
534,151	Pool #AD1470, 5.00%, 2/1/40	578,594
1,273,776	Pool #AD1471, 4.50%, 2/1/40	1,352,093
269,878	Pool #AD1560, 5.00%, 3/1/40	289,128
993,370	Pool #AD1585, 4.50%, 2/1/40	1,054,447
366,562	Pool #AD1586, 5.00%, 1/1/40	398,378
619,533	Pool #AD1638, 4.50%, 2/1/40	651,623
154,361	Pool #AD1640, 4.50%, 3/1/40	162,356
1,543,620	Pool #AD1942, 4.50%, 1/1/40(b)	1,638,770
346,217	Pool #AD1943, 5.00%, 1/1/40	375,240
1,098,795	Pool #AD1988, 4.50%, 2/1/40	1,166,010
388,157	Pool #AD2896, 5.00%, 3/1/40	415,844
494,223	Pool #AD4456, 4.50%, 4/1/40	519,822
743,554	Pool #AD4458, 4.50%, 4/1/40	782,068
495,442	Pool #AD4940, 4.50%, 6/1/40	521,105
234,440	Pool #AD4946, 4.50%, 6/1/40	246,583
356,643	Pool #AD5728, 5.00%, 4/1/40	382,081
487,120	Pool #AD7239, 4.50%, 7/1/40	512,199
180,330	Pool #AD7242, 4.50%, 7/1/40	190,629
187,152	Pool #AD7256, 4.50%, 7/1/40	196,846
543,722	Pool #AD7271, 4.50%, 7/1/40	571,715
279,362	Pool #AD7272, 4.50%, 7/1/40	293,832
285,212	Pool #AD8960, 5.00%, 6/1/40	305,556
241,681	Pool #AD9613, 4.50%, 8/1/40	254,123
937,293	Pool #AD9614, 4.50%, 8/1/40	985,549
340,932	Pool #AE2011, 4.00%, 9/1/40	350,920
1,866,901	Pool #AE2012, 4.00%, 9/1/40	1,921,595
217,568	Pool #AE2023, 4.00%, 9/1/40	223,942
706,185	Pool #AE5432, 4.00%, 10/1/40	726,874
350,016	Pool #AE5435, 4.50%, 9/1/40	368,037
356,533	Pool #AE5806, 4.50%, 9/1/40	374,889
599,813	Pool #AE5861, 4.00%, 10/1/40	617,386

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 534,043	Pool #AE5862, 4.00%, 10/1/40	$549,772
370,244	Pool #AE5863, 4.00%, 10/1/40	381,091
301,699	Pool #AE6850, 4.00%, 10/1/40	310,538
234,192	Pool #AE6851, 4.00%, 10/1/40	241,053
163,290	Pool #AE7699, 4.00%, 11/1/40	168,890
493,510	Pool #AE7703, 4.00%, 10/1/40	510,436
1,026,797	Pool #AE7707, 4.00%, 11/1/40	1,056,879
395,041	Pool #AH0300, 4.00%, 11/1/40	406,615
642,370	Pool #AH0301, 3.50%, 11/1/40	646,234
52,918	Pool #AH0302, 4.00%, 11/1/40	54,732
460,196	Pool #AH0306, 4.00%, 12/1/40	473,679
489,414	Pool #AH0508, 4.00%, 11/1/40	503,752
935,406	Pool #AH0537, 4.00%, 12/1/40	962,810
941,579	Pool #AH0914, 4.50%, 11/1/40	990,056
649,247	Pool #AH0917, 4.00%, 12/1/40	668,268
762,790	Pool #AH1077, 4.00%, 1/1/41	785,137
821,056	Pool #AH2973, 4.00%, 12/1/40	845,110
448,989	Pool #AH2980, 4.00%, 1/1/41	462,143
1,022,901	Pool #AH5656, 4.00%, 1/1/41	1,052,868
249,780	Pool #AH5657, 4.00%, 2/1/41	257,098
516,438	Pool #AH5658, 4.00%, 2/1/41	531,568
540,900	Pool #AH5662, 4.00%, 2/1/41	556,747
715,574	Pool #AH5882, 4.00%, 2/1/26	735,252
622,451	Pool #AH6764, 4.00%, 3/1/41	640,687
1,700,046	Pool #AH6768, 4.00%, 3/1/41(b)	1,749,852
336,044	Pool #AH7277, 4.00%, 3/1/41	346,625
1,038,784	Pool #AH7281, 4.00%, 3/1/41	1,069,379
380,392	Pool #AH7526, 4.50%, 3/1/41	399,858
776,041	Pool #AH7537, 4.00%, 3/1/41	798,777
612,147	Pool #AH8878, 4.50%, 4/1/41	643,472
459,415	Pool #AH8885, 4.50%, 4/1/41	482,925
433,600	Pool #AH9050, 3.50%, 2/1/26	440,079
555,860	Pool #AI0114, 4.00%, 3/1/41	572,232
932,422	Pool #AI1846, 4.50%, 5/1/41	980,136
600,504	Pool #AI1847, 4.50%, 5/1/41	631,233
1,297,847	Pool #AI1848, 4.50%, 5/1/41	1,364,260
857,353	Pool #AI1849, 4.50%, 5/1/41	909,263
506,973	Pool #AJ0651, 4.00%, 8/1/41	521,667
483,507	Pool #AJ7668, 4.00%, 11/1/41	497,370
661,059	Pool #AJ9133, 4.00%, 1/1/42	680,013
8,590,088	Pool #AK2386, 3.50%, 2/1/42(b)	8,628,341
3,149,562	Pool #AK6715, 3.50%, 3/1/42	3,163,588
874,091	Pool #AK6716, 3.50%, 3/1/42	877,710
685,166	Pool #AK6718, 3.50%, 2/1/42	688,217
624,320	Pool #AM0414, 2.87%, 9/1/27	597,437
448,708	Pool #AM0635, 2.55%, 10/1/22	439,542
900,155	Pool #AM1750, 3.04%, 12/1/30	873,960
4,799,803	Pool #AM4392, 3.79%, 10/1/23	4,935,956

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 236,791	Pool #AM6907, 3.68%, 10/1/32	$240,453
1,494,438	Pool #AM7764, 3.05%, 1/1/27	1,470,698
947,807	Pool #AM7938, 2.59%, 12/1/25	908,909
288,319	Pool #AM9239, 3.03%, 6/1/25	285,929
484,683	Pool #AM9780, 3.31%, 3/1/31	472,935
350,000	Pool #AN0360, 3.95%, 12/1/45	357,396
1,091,779	Pool #AN0915, 3.01%, 2/1/26	1,078,049
320,858	Pool #AN1381, 2.56%, 8/1/26	306,411
967,607	Pool #AN2066, 2.75%, 7/1/26	936,732
1,000,000	Pool #AN2398, 2.52%, 7/1/28	924,302
986,316	Pool #AN2746, 2.30%, 9/1/26	924,353
1,000,000	Pool #AN3157, 2.25%, 10/1/26	930,447
487,641	Pool #AN3919, 2.82%, 12/1/26	472,189
1,957,289	Pool #AN4408, 3.35%, 1/1/27	1,958,358
882,721	Pool #AN5053, 3.34%, 4/1/27	880,627
320,000	Pool #AN5468, 3.22%, 5/1/27	316,348
1,000,000	Pool #AN5848, 3.15%, 6/1/27	981,053
214,543	Pool #AN6580, 3.36%, 9/1/29	212,225
989,188	Pool #AN7154, 3.21%, 10/1/32	951,792
1,960,000	Pool #AN7490, 3.15%, 11/1/27	1,917,824
993,796	Pool #AN7904, 3.44%, 12/1/27	995,026
496,913	Pool #AN7982, 2.80%, 1/1/26	480,141
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,905,959
1,000,000	Pool #AN8458, 2.97%, 2/1/25	990,178
998,183	Pool #AN9057, 3.47%, 4/1/28	999,211
933,234	Pool #AO2923, 3.50%, 5/1/42	937,098
2,179,139	Pool #AO8029, 3.50%, 7/1/42(b)	2,188,162
686,500	Pool #AP7483, 3.50%, 9/1/42	689,128
631,094	Pool #AQ6710, 2.50%, 10/1/27	620,764
1,644,244	Pool #AQ7193, 3.50%, 7/1/43	1,648,997
2,573,575	Pool #AR3088, 3.00%, 1/1/43	2,516,876
576,893	Pool #AR6712, 3.00%, 1/1/43	564,183
747,922	Pool #AR6928, 3.00%, 3/1/43	730,744
329,054	Pool #AR6933, 3.00%, 3/1/43	321,496
907,118	Pool #AS1916, 4.00%, 3/1/44	930,575
605,835	Pool #AS1917, 4.00%, 3/1/44	622,164
203,346	Pool #AS2129, 4.00%, 3/1/44	208,604
999,979	Pool #AS2439, 4.00%, 5/1/44	1,025,994
1,626,111	Pool #AS2784, 4.00%, 7/1/44	1,667,653
1,485,973	Pool #AS3244, 4.00%, 9/1/44	1,523,935
1,938,701	Pool #AS3494, 4.00%, 10/1/44(b)	1,983,988
1,401,073	Pool #AS3726, 4.00%, 11/1/44	1,433,802
1,475,923	Pool #AS3728, 4.00%, 11/1/44(b)	1,510,400
983,171	Pool #AS3926, 3.50%, 12/1/44	982,326
663,347	Pool #AS3929, 4.00%, 12/1/44	678,842
727,607	Pool #AS3930, 4.00%, 11/1/44	744,603
1,037,944	Pool #AS4070, 4.00%, 12/1/44	1,067,379
779,461	Pool #AS4240, 3.50%, 1/1/45	778,791

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$1,220,402	Pool #AS4388, 3.50%, 2/1/45	$1,219,354
703,345	Pool #AS4390, 3.50%, 2/1/45	702,741
1,018,606	Pool #AS4732, 3.50%, 4/1/45	1,017,731
1,621,478	Pool #AS4743, 3.50%, 4/1/45	1,620,084
1,149,580	Pool #AS4905, 3.50%, 4/1/45	1,148,951
996,342	Pool #AS4910, 3.50%, 5/1/45	995,486
1,080,860	Pool #AS5118, 3.50%, 5/1/45	1,079,931
1,236,914	Pool #AS5341, 3.50%, 7/1/45	1,235,851
1,387,524	Pool #AS5576, 4.00%, 8/1/45	1,418,635
793,384	Pool #AS5919, 3.50%, 9/1/45	792,950
800,826	Pool #AS5922, 3.50%, 9/1/45	800,138
1,024,097	Pool #AS6303, 4.00%, 11/1/45	1,047,059
1,501,932	Pool #AS6469, 4.00%, 12/1/45(b)	1,535,608
520,084	Pool #AS6607, 4.00%, 1/1/46	531,745
1,521,676	Pool #AS6778, 3.50%, 3/1/46	1,519,417
1,153,375	Pool #AS6958, 3.50%, 4/1/46	1,151,663
1,489,240	Pool #AS7138, 3.50%, 5/1/46	1,487,029
794,682	Pool #AS7139, 3.50%, 5/1/46	793,503
1,844,051	Pool #AS7334, 3.00%, 6/1/46	1,788,730
1,611,340	Pool #AS7335, 3.00%, 5/1/46	1,563,000
1,005,478	Pool #AS7336, 3.00%, 6/1/46	975,314
3,451,200	Pool #AS7504, 3.00%, 7/1/46(b)	3,347,664
812,124	Pool #AS7512, 3.00%, 7/1/46	787,761
990,768	Pool #AS7516, 3.00%, 7/1/46	961,045
1,655,037	Pool #AS7517, 3.00%, 6/1/46	1,605,386
873,113	Pool #AS7518, 3.00%, 7/1/46	846,920
2,566,736	Pool #AS7674, 3.00%, 8/1/46(b)	2,489,734
4,217,138	Pool #AS7675, 3.00%, 8/1/46(b)	4,090,624
1,914,923	Pool #AS7676, 3.00%, 8/1/46	1,857,476
1,258,041	Pool #AS8054, 3.00%, 10/1/46	1,220,300
1,800,626	Pool #AS8076, 3.00%, 10/1/46	1,746,608
1,049,346	Pool #AS8077, 3.00%, 10/1/46	1,017,865
1,738,173	Pool #AS8289, 3.00%, 10/1/46	1,685,214
2,835,353	Pool #AS8440, 3.00%, 11/1/46(b)	2,748,964
1,883,781	Pool #AS8441, 3.00%, 11/1/46	1,826,385
2,468,885	Pool #AS8633, 3.50%, 1/1/47(b)	2,461,363
1,386,454	Pool #AS8776, 3.50%, 2/1/47	1,382,229
1,981,202	Pool #AS8777, 3.50%, 2/1/47(b)	1,975,165
795,452	Pool #AS9308, 4.00%, 2/1/47	812,045
1,914,161	Pool #AS9381, 4.00%, 4/1/47(b)	1,952,893
1,634,398	Pool #AS9549, 4.00%, 5/1/47	1,667,469
2,933,593	Pool #AS9550, 4.00%, 5/1/47	2,992,953
1,328,612	Pool #AS9727, 3.50%, 6/1/47	1,323,733
891,114	Pool #AS9728, 3.50%, 6/1/47	887,842
1,590,135	Pool #AS9729, 4.00%, 6/1/47	1,622,310
1,266,279	Pool #AS9825, 4.00%, 6/1/47	1,292,000
1,121,616	Pool #AT2688, 3.00%, 5/1/43	1,095,854
503,202	Pool #AT2691, 3.00%, 5/1/43	492,116

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 762,108	Pool #AT3963, 2.50%, 3/1/28	$748,205
511,233	Pool #AT7873, 2.50%, 6/1/28	502,147
495,406	Pool #AU0971, 3.50%, 8/1/43	496,838
933,556	Pool #AU2165, 3.50%, 7/1/43	936,255
852,242	Pool #AU2188, 3.50%, 8/1/43	854,705
790,854	Pool #AU3700, 3.50%, 8/1/43	793,140
697,265	Pool #AU4653, 3.50%, 9/1/43	699,499
431,711	Pool #AU6054, 4.00%, 9/1/43	443,144
475,108	Pool #AU6718, 4.00%, 10/1/43	488,062
969,855	Pool #AU7003, 4.00%, 11/1/43	996,602
699,166	Pool #AU7005, 4.00%, 11/1/43	718,447
1,046,919	Pool #AV0679, 4.00%, 12/1/43	1,076,119
472,358	Pool #AV9282, 4.00%, 2/1/44	484,573
993,686	Pool #AW0993, 4.00%, 5/1/44	1,021,400
380,942	Pool #AW1565, 4.00%, 4/1/44	390,793
209,129	Pool #AW3671, 4.00%, 4/1/44	214,766
947,005	Pool #AW5046, 4.00%, 7/1/44	971,198
877,616	Pool #AW5047, 4.00%, 7/1/44	900,036
468,428	Pool #AW7040, 4.00%, 6/1/44	480,615
742,139	Pool #AW8629, 3.50%, 5/1/44	741,965
971,290	Pool #AX2884, 3.50%, 11/1/44	970,759
1,742,190	Pool #AX4860, 3.50%, 12/1/44(b)	1,740,693
1,038,211	Pool #AY0075, 3.50%, 11/1/44	1,037,319
1,467,737	Pool #AY1389, 3.50%, 4/1/45	1,466,476
1,141,234	Pool #AY3435, 3.50%, 5/1/45	1,140,253
1,220,496	Pool #AY5571, 3.50%, 6/1/45	1,219,447
1,450,019	Pool #BC0802, 3.50%, 4/1/46(b)	1,447,867
1,428,248	Pool #BC0804, 3.50%, 4/1/46	1,426,128
1,264,972	Pool #BC1135, 3.00%, 6/1/46	1,227,023
2,647,055	Pool #BD3807, 3.00%, 7/1/46(b)	2,567,644
1,686,584	Pool #BD5021, 3.50%, 2/1/47	1,681,972
2,125,972	Pool #BD7140, 4.00%, 4/1/47	2,168,990
2,327,159	Pool #BE4232, 3.00%, 12/1/46	2,256,254
1,444,553	Pool #BE9743, 3.50%, 4/1/47	1,439,249
2,446,592	Pool #BH2665, 3.50%, 9/1/47	2,436,844
1,280,619	Pool #BH4071, 3.50%, 10/1/47	1,275,517
1,444,314	Pool #BH4659, 4.00%, 6/1/47	1,473,538
1,207,107	Pool #BH6930, 3.50%, 9/1/47	1,202,297
2,675,845	Pool #BJ0657, 4.00%, 2/1/48	2,730,198
1,086,574	Pool #BJ2670, 4.00%, 4/1/48	1,108,560
1,988,450	Pool #BJ5158, 4.00%, 4/1/48	2,030,008
2,988,588	Pool #CA0114, 3.50%, 8/1/47	2,976,680
1,030,101	Pool #CA0115, 3.50%, 8/1/47	1,025,997
1,031,003	Pool #CA0268, 3.50%, 8/1/47	1,026,895
2,907,646	Pool #CA0334, 3.50%, 9/1/47	2,896,061
2,985,303	Pool #CA0534, 3.50%, 10/1/47	2,973,408
1,201,937	Pool #CA0536, 3.50%, 10/1/47	1,197,148
1,103,609	Pool #CA0551, 4.00%, 10/1/47	1,126,026

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$1,139,373	Pool #CA0565, 3.50%, 10/1/47	$1,135,190
1,579,417	Pool #CA0742, 3.50%, 11/1/47	1,573,124
1,064,894	Pool #CA0743, 3.50%, 11/1/47	1,060,984
1,203,513	Pool #CA0825, 3.50%, 12/1/47	1,198,717
1,839,267	Pool #CA0909, 3.50%, 12/1/47	1,831,938
1,461,839	Pool #CA0981, 3.50%, 12/1/47	1,455,558
2,827,894	Pool #CA1069, 3.50%, 1/1/48	2,815,743
1,801,177	Pool #CA1070, 3.50%, 1/1/48	1,793,437
1,427,999	Pool #CA1115, 3.50%, 1/1/48	1,421,863
1,066,922	Pool #CA1116, 3.50%, 1/1/48	1,062,338
1,932,270	Pool #CA1130, 3.50%, 1/1/48	1,923,968
1,897,269	Pool #CA1131, 3.50%, 2/1/48	1,889,117
1,870,287	Pool #CA1132, 3.50%, 1/1/48	1,862,250
1,892,983	Pool #CA1133, 3.50%, 2/1/48	1,884,849
1,970,962	Pool #CA1134, 3.50%, 1/1/48(b)	1,962,493
1,906,485	Pool #CA1137, 3.50%, 2/1/48	1,898,293
1,890,784	Pool #CA1140, 3.50%, 1/1/48	1,882,659
1,866,595	Pool #CA1144, 3.50%, 2/1/48	1,858,574
5,274,991	Pool #CA1152, 3.50%, 2/1/48(b)	5,252,325
1,081,592	Pool #CA1160, 3.50%, 2/1/48	1,076,944
1,131,967	Pool #CA1161, 3.50%, 2/1/48	1,127,103
1,027,692	Pool #CA1162, 3.50%, 2/1/48	1,023,276
1,460,369	Pool #CA1338, 4.00%, 3/1/48	1,489,975
1,865,109	Pool #CA1339, 3.50%, 3/1/48	1,857,095
1,959,161	Pool #CA1418, 4.00%, 3/1/48	1,998,957
1,729,255	Pool #CA1420, 4.00%, 3/1/48	1,764,313
1,116,875	Pool #CA1468, 4.00%, 3/1/48	1,139,518
2,749,845	Pool #CA1469, 4.00%, 3/1/48	2,805,702
1,134,382	Pool #CA1471, 4.00%, 3/1/48	1,157,379
4,958,626	Pool #CA1507, 4.00%, 4/1/48	5,059,154
1,096,390	Pool #CA1610, 3.50%, 3/1/48	1,091,678
1,717,796	Pool #CA1611, 4.00%, 4/1/48	1,752,622
1,091,285	Pool #CA1612, 3.50%, 4/1/48	1,086,596
1,200,481	Pool #CA1613, 4.00%, 4/1/48	1,224,772
54,632	Pool #MC0013, 5.50%, 12/1/38	59,811
89,478	Pool #MC0014, 5.50%, 12/1/38	98,548
73,141	Pool #MC0016, 5.50%, 11/1/38	79,823
143,155	Pool #MC0038, 4.50%, 3/1/39	151,957
49,256	Pool #MC0059, 4.00%, 4/1/39	50,946
87,047	Pool #MC0081, 4.00%, 5/1/39	89,597
45,931	Pool #MC0112, 4.50%, 6/1/39	48,855
92,217	Pool #MC0127, 4.50%, 7/1/39	97,022
60,990	Pool #MC0135, 4.50%, 6/1/39	64,739
514,231	Pool #MC0154, 4.50%, 8/1/39	542,393
92,182	Pool #MC0160, 4.50%, 8/1/39	96,985
215,494	Pool #MC0171, 4.50%, 9/1/39	228,777
316,767	Pool #MC0177, 4.50%, 9/1/39	333,273
125,071	Pool #MC0270, 4.50%, 3/1/40	131,549

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$365,553	Pool #MC0325, 4.50%, 7/1/40	$387,914
93,466	Pool #MC0426, 4.50%, 1/1/41	98,249
529,225	Pool #MC0584, 4.00%, 1/1/42	544,399
163,691	Pool #MC0585, 4.00%, 1/1/42	168,385
64,925	Pool #MC3344, 5.00%, 12/1/38	70,012

		356,264,615

Freddie Mac — 13.70%
128,978	Pool #A10548, 5.00%, 6/1/33	137,152
221,245	Pool #A12237, 5.00%, 8/1/33	235,627
90,284	Pool #A12969, 4.50%, 8/1/33	94,599
34,357	Pool #A12985, 5.00%, 8/1/33	36,802
57,736	Pool #A12986, 5.00%, 8/1/33	61,868
39,267	Pool #A14028, 4.50%, 9/1/33	41,206
132,220	Pool #A14325, 5.00%, 9/1/33	141,049
80,558	Pool #A15268, 6.00%, 10/1/33	83,815
265,245	Pool #A15579, 5.50%, 11/1/33	288,586
47,753	Pool #A17393, 5.50%, 12/1/33	51,245
109,198	Pool #A17397, 5.50%, 1/1/34	118,731
236,702	Pool #A18617, 5.50%, 1/1/34	257,507
175,685	Pool #A19019, 5.50%, 2/1/34	191,449
82,567	Pool #A20070, 5.50%, 3/1/34	89,855
308,639	Pool #A20540, 5.50%, 4/1/34	336,068
105,098	Pool #A21679, 5.50%, 4/1/34	112,711
164,130	Pool #A23192, 5.00%, 5/1/34	175,270
427,741	Pool #A25310, 5.00%, 6/1/34	455,600
173,844	Pool #A25311, 5.00%, 6/1/34	185,565
60,430	Pool #A28241, 5.50%, 10/1/34	65,974
13,117	Pool #A30055, 5.00%, 11/1/34	13,858
181,196	Pool #A30591, 6.00%, 12/1/34	190,855
240,250	Pool #A31135, 5.50%, 12/1/34	261,890
232,863	Pool #A33167, 5.00%, 1/1/35	248,205
205,802	Pool #A34999, 5.50%, 4/1/35	223,608
413,107	Pool #A37185, 5.00%, 9/1/35	441,045
192,016	Pool #A38830, 5.00%, 5/1/35	204,134
94,915	Pool #A40538, 5.00%, 12/1/35	100,675
121,012	Pool #A42095, 5.50%, 1/1/36	131,113
109,686	Pool #A42097, 5.00%, 1/1/36	117,172
165,438	Pool #A42098, 5.50%, 1/1/36	180,145
324,261	Pool #A42803, 5.50%, 2/1/36	352,629
101,980	Pool #A42805, 6.00%, 2/1/36	106,229
126,019	Pool #A44639, 5.50%, 3/1/36	137,079
268,232	Pool #A45396, 5.00%, 6/1/35	286,358
145,848	Pool #A46321, 5.50%, 7/1/35	158,893
202,723	Pool #A46746, 5.50%, 8/1/35	220,468
89,070	Pool #A46996, 5.50%, 9/1/35	96,865
183,489	Pool #A46997, 5.50%, 9/1/35	199,536
131,483	Pool #A47552, 5.00%, 11/1/35	140,826

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$240,854	Pool #A47553, 5.00%, 11/1/35	$257,148
84,791	Pool #A47554, 5.50%, 11/1/35	92,393
155,218	Pool #A48789, 6.00%, 5/1/36	162,028
81,618	Pool #A49013, 6.00%, 5/1/36	85,272
76,211	Pool #A49843, 6.00%, 6/1/36	79,069
270,231	Pool #A49844, 6.00%, 6/1/36	284,815
14,392	Pool #A49845, 6.50%, 6/1/36	14,417
82,074	Pool #A50128, 6.00%, 6/1/36	84,629
194,168	Pool #A59530, 5.50%, 4/1/37	211,492
195,708	Pool #A59964, 5.50%, 4/1/37	213,291
81,497	Pool #A61754, 5.50%, 5/1/37	89,099
95,074	Pool #A61915, 5.50%, 6/1/37	103,616
143,042	Pool #A61916, 6.00%, 6/1/37	149,291
101,563	Pool #A63456, 5.50%, 6/1/37	110,688
151,080	Pool #A64012, 5.50%, 7/1/37	164,559
91,684	Pool #A64015, 6.00%, 7/1/37	95,243
406,592	Pool #A66061, 5.50%, 8/1/37	442,868
131,031	Pool #A66122, 6.00%, 8/1/37	137,281
204,532	Pool #A68766, 6.00%, 10/1/37	217,181
65,379	Pool #A70292, 5.50%, 7/1/37	71,212
112,680	Pool #A75113, 5.00%, 3/1/38	120,489
89,501	Pool #A76187, 5.00%, 4/1/38	96,010
712,632	Pool #A91887, 5.00%, 4/1/40	770,033
279,264	Pool #A92388, 4.50%, 5/1/40	293,598
436,615	Pool #A93962, 4.50%, 9/1/40	458,890
410,971	Pool #A95573, 4.00%, 12/1/40	422,915
268,279	Pool #A96339, 4.00%, 12/1/40	276,076
313,810	Pool #A97099, 4.00%, 1/1/41	322,930
455,096	Pool #A97715, 4.00%, 3/1/41	468,322
375,999	Pool #A97716, 4.50%, 3/1/41	395,063
30,166	Pool #B31140, 6.50%, 10/1/31	30,519
64,646	Pool #B31493, 5.00%, 2/1/34	68,992
53,915	Pool #B31532, 5.00%, 5/1/34	57,546
81,803	Pool #B31546, 5.50%, 5/1/34	88,580
49,786	Pool #B31547, 5.50%, 5/1/34	53,916
82,496	Pool #B31551, 5.50%, 6/1/34	89,265
58,365	Pool #B31587, 5.00%, 11/1/34	62,388
57,903	Pool #B31588, 5.50%, 11/1/34	62,676
9,444	Pool #B50450, 4.50%, 1/1/19	9,475
1,295	Pool #B50470, 4.50%, 4/1/19	1,299
28,591	Pool #B50496, 5.50%, 9/1/19	28,915
13,550	Pool #B50499, 5.00%, 11/1/19	13,647
13,524	Pool #B50504, 5.50%, 11/1/19	13,699
34,575	Pool #B50506, 5.00%, 11/1/19	34,933
32,995	Pool #C37233, 7.50%, 2/1/30	33,647
102,672	Pool #C51686, 6.50%, 5/1/31	108,921
49,973	Pool #C53210, 6.50%, 6/1/31	51,991
41,953	Pool #C60020, 6.50%, 11/1/31	43,336

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 46,001	Pool #C65616, 6.50%, 3/1/32	$47,431
39,694	Pool #C73273, 6.00%, 11/1/32	40,670
158,435	Pool #C73525, 6.00%, 11/1/32	169,610
51,477	Pool #C74672, 5.50%, 11/1/32	55,709
79,471	Pool #C77844, 5.50%, 3/1/33	86,294
56,489	Pool #C77845, 5.50%, 3/1/33	61,404
49,079	Pool #J00980, 5.00%, 1/1/21	50,068
5,746	Pool #J05466, 5.50%, 6/1/22	5,784
414,009	Pool #J21142, 2.50%, 11/1/27	406,747
546,503	Pool #J23532, 2.50%, 5/1/28	536,405
151,039	Pool #Q00465, 4.50%, 4/1/41	158,697
676,178	Pool #Q05867, 3.50%, 12/1/41	678,793
372,920	Pool #Q06239, 3.50%, 1/1/42	374,362
314,438	Pool #Q06406, 4.00%, 2/1/42	323,380
826,307	Pool #Q13349, 3.00%, 11/1/42	807,457
1,236,272	Pool #Q17662, 3.00%, 4/1/43	1,206,910
1,061,667	Pool #Q18754, 3.00%, 6/1/43	1,036,452
689,998	Pool #Q18772, 3.00%, 6/1/43	673,610
964,238	Pool #Q32756, 3.00%, 4/1/45	937,721
811,801	Pool #Q33966, 3.50%, 6/1/45	810,374
1,117,190	Pool #Q41898, 3.50%, 7/1/46	1,113,481
807,096	Pool #Q41900, 3.50%, 7/1/46	804,417
1,254,998	Pool #Q41901, 3.50%, 7/1/46	1,250,831
1,320,095	Pool #Q43155, 3.00%, 9/1/46	1,279,668
1,410,611	Pool #Q43157, 3.00%, 9/1/46	1,367,411
1,001,928	Pool #V82990, 4.00%, 3/1/47	1,022,593
1,001,688	Pool #V83121, 3.50%, 3/1/47	997,423
2,695,655	Pool #V83123, 4.00%, 5/1/47	2,749,568
2,160,839	Pool #V83124, 3.50%, 4/1/47	2,151,639
2,007,776	Pool #V83185, 3.50%, 5/1/47	1,999,227
1,868,241	Pool #V83186, 4.00%, 5/1/47	1,905,606
1,865,490	Pool #V83446, 3.50%, 9/1/47	1,856,964
2,141,969	Pool #V83528, 3.50%, 11/1/47	2,132,180
1,587,334	Pool #V83558, 3.50%, 10/1/47	1,580,079
1,074,916	Pool #V83568, 3.50%, 11/1/47	1,070,003
1,876,754	Pool #V83750, 3.50%, 12/1/47	1,868,177
5,060,493	Pool #V83890, 3.50%, 2/1/48	5,035,784
1,405,100	Pool #V83900, 3.50%, 1/1/48	1,398,239
3,095,168	Pool #V83915, 3.50%, 1/1/48	3,080,055
3,486,816	Pool #V83916, 4.00%, 1/1/48	3,556,824
1,024,809	Pool #V84044, 4.00%, 1/1/48	1,045,385
1,603,044	Pool #WA3103, 3.30%, 2/1/27	1,590,357
2,000,000	Pool #WN3000, 3.14%, 1/1/28	1,952,306
1,044,729	Series 2017-SB42, Class A10F, 2.96%, 10/1/27(c)	1,015,551
1,993,109	Series 2017-SB43, Class A10F, 3.00%, 10/1/27(c)	1,932,251
993,963	Series 2017-SB43, Class A10H, (LIBOR USD 1-Month + 3.190%), 3.20%, 10/1/37(d)	965,715
1,744,536	Series 2017-SB44, Class A10F, 3.03%, 11/1/27(c)	1,694,165

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 628,389	Series 2018-SB45, Class A10F, 3.16%, 11/1/27(c)	$615,309
3,894,285	Series 2018-SB47, Class A10F, 3.35%, 1/1/28(c)	3,849,699
4,965,106	Series 2018-SB48, Class A10F, 3.37%, 2/1/28(c)	4,914,921
500,000	Series 2018-SB50, Class A7F, 3.13%, 4/1/25(c)	490,018

		81,269,649

Ginnie Mae — 24.47%
86,369	Pool #409117, 5.50%, 6/1/38	92,745
681,176	Pool #442423, 4.00%, 9/1/41	703,341
96,880	Pool #487643, 5.00%, 2/1/39	103,945
267,409	Pool #616936, 5.50%, 1/1/36	291,041
301,377	Pool #617904, 5.75%, 9/1/23	301,377
1,405,448	Pool #618363, 4.00%, 9/1/41	1,451,180
459,056	Pool #624106, 5.13%, 3/1/34	459,056
318,879	Pool #654705, 4.00%, 9/1/41	329,255
401,945	Pool #664269, 5.85%, 6/1/38	402,280
24,846	Pool #675509, 5.50%, 6/1/38	27,260
278,380	Pool #697672, 5.50%, 12/1/38	304,229
274,242	Pool #697814, 5.00%, 2/1/39	294,243
363,057	Pool #697885, 4.50%, 3/1/39	383,734
111,349	Pool #698112, 4.50%, 5/1/39	117,621
520,541	Pool #698113, 4.50%, 5/1/39	549,863
130,040	Pool #699294, 5.63%, 9/1/38	139,958
1,629,517	Pool #713519, 6.00%, 7/1/39	1,794,303
116,157	Pool #714561, 4.50%, 6/1/39	122,700
277,368	Pool #716822, 4.50%, 4/1/39	292,992
236,888	Pool #716823, 4.50%, 4/1/39	250,232
119,474	Pool #717132, 4.50%, 5/1/39	126,465
515,651	Pool #720080, 4.50%, 6/1/39	545,261
231,054	Pool #720521, 5.00%, 8/1/39	248,546
441,888	Pool #724629, 5.00%, 7/1/40	472,544
849,514	Pool #726550, 5.00%, 9/1/39	907,188
276,597	Pool #729018, 4.50%, 2/1/40	291,529
374,625	Pool #729346, 4.50%, 7/1/41	395,141
474,114	Pool #738844, 3.50%, 10/1/41	477,781
321,617	Pool #738845, 3.50%, 10/1/41	323,904
1,045,260	Pool #738862, 4.00%, 10/1/41	1,080,415
327,380	Pool #747241, 5.00%, 9/1/40	348,557
776,071	Pool #748654, 3.50%, 9/1/40	780,012
153,092	Pool #748846, 4.50%, 9/1/40	162,696
412,788	Pool #757016, 3.50%, 11/1/40	414,884
446,621	Pool #757017, 4.00%, 12/1/40	460,823
554,836	Pool #759297, 4.00%, 1/1/41	573,237
246,724	Pool #759298, 4.00%, 2/1/41	254,906
264,618	Pool #762877, 4.00%, 4/1/41	273,517
297,155	Pool #763564, 4.50%, 5/1/41	313,429
290,478	Pool #770391, 4.50%, 6/1/41	306,386
391,197	Pool #770481, 4.00%, 8/1/41	404,354

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 116,486	Pool #770482, 4.50%, 8/1/41	$123,958
617,209	Pool #770517, 4.00%, 8/1/41	637,967
532,882	Pool #770529, 4.00%, 8/1/41	550,804
535,045	Pool #770537, 4.00%, 8/1/41	553,040
378,155	Pool #770738, 4.50%, 6/1/41	397,978
538,943	Pool #779592, 4.00%, 11/1/41	556,311
129,212	Pool #779593, 4.00%, 11/1/41	133,376
473,738	Pool #AA6312, 3.00%, 4/1/43	466,392
796,216	Pool #AA6424, 3.00%, 5/1/43	783,868
1,292,724	Pool #AB2733, 3.50%, 8/1/42	1,305,147
2,090,975	Pool #AB2745, 3.00%, 8/1/42	2,057,895
1,781,068	Pool #AB2841, 3.00%, 9/1/42	1,752,891
519,855	Pool #AB2843, 3.00%, 9/1/42	511,631
123,705	Pool #AB2852, 3.50%, 9/1/42	124,855
5,347,880	Pool #AC9541, 2.12%, 2/1/48	4,978,078
572,424	Pool #AE6946, 3.00%, 6/1/43	563,547
183,553	Pool #AE8253, 4.00%, 2/1/44	189,125
527,277	Pool #AG8915, 4.00%, 2/1/44	543,280
984,954	Pool #AK6446, 3.00%, 1/1/45	968,448
741,760	Pool #AK7036, 3.00%, 4/1/45	727,707
1,038,973	Pool #AO3594, 3.50%, 8/1/45	1,042,950
788,371	Pool #AO8336, 3.50%, 9/1/45	791,389
1,023,904	Pool #AP3887, 3.50%, 9/1/45	1,027,824
636,171	Pool #AR4919, 3.50%, 3/1/46	638,209
1,159,858	Pool #AR4970, 3.50%, 4/1/46	1,163,573
1,479,015	Pool #AR9008, 3.00%, 5/1/46	1,447,817
1,767,035	Pool #AS2837, 3.50%, 3/1/46	1,772,695
1,129,335	Pool #AS2921, 3.50%, 4/1/46	1,132,953
1,000,303	Pool #AS4332, 3.00%, 6/1/46	978,890
842,822	Pool #AS5511, 3.50%, 3/1/46	845,521
1,545,052	Pool #AX7237, 3.50%, 11/1/46	1,549,519
700,000	Series 2012-100, Class B, 2.31%, 11/1/51(c)	643,056
2,133,004	Series 2012-107, Class A, 1.15%, 1/1/45	1,945,900
1,600,000	Series 2012-112, Class B, 2.61%, 1/1/53(c)	1,497,963
4,976,597	Series 2012-114, Class A, 2.10%, 1/1/53(c)	4,648,974
1,973,007	Series 2012-115, Class A, 2.13%, 4/1/45	1,872,785
2,353,963	Series 2012-120, Class A, 1.90%, 2/1/53	2,198,279
1,108,041	Series 2012-131, Class A, 1.90%, 2/1/53	1,040,859
534,220	Series 2012-144, Class AD, 1.77%, 1/1/53	501,783
6,000,000	Series 2012-33, Class B, 2.89%, 3/1/46	5,794,517
159,092	Series 2012-35, Class C, 3.25%, 11/1/52(c)	156,833
1,600,000	Series 2012-45, Class C, 3.30%, 4/1/53(c)	1,569,202
1,286,907	Series 2012-53, Class AC, 2.38%, 12/1/43	1,244,283
8,000,000	Series 2012-58, Class B, 2.20%, 3/1/44	7,537,181
400,835	Series 2012-70, Class A, 1.73%, 5/1/42	393,455
416,786	Series 2012-72, Class A, 1.72%, 5/1/42	412,132
1,385,357	Series 2012-78, Class A, 1.68%, 3/1/44	1,352,644
876,100	Series 2013-101, Class AG, 1.76%, 4/1/38	859,916

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$1,078,977	Series 2013-105, Class A, 1.71%, 2/1/37	$1,048,233
1,062,800	Series 2013-107, Class A, 2.00%, 5/1/40	1,031,479
418,383	Series 2013-126, Class BK, 2.45%, 10/1/47(c)	394,473
297,895	Series 2013-127, Class A, 2.00%, 3/1/52	293,624
673,985	Series 2013-17, Class A, 1.13%, 1/1/49	636,781
698,094	Series 2013-29, Class AB, 1.77%, 10/1/45	666,111
688,793	Series 2013-33, Class A, 1.06%, 7/1/38	662,168
1,947,489	Series 2013-63, Class AB, 1.38%, 3/1/45	1,824,606
1,247,846	Series 2013-97, Class AC, 2.00%, 6/1/45	1,183,404
612,684	Series 2014-148, Class A, 2.65%, 11/1/43	607,181
2,566,334	Series 2014-172, Class AF, 2.50%, 9/1/41	2,534,396
54,937	Series 2014-47, Class AB, 2.25%, 8/1/40	54,717
249,003	Series 2014-54, Class AB, 2.62%, 10/1/43	247,534
490,720	Series 2014-77, Class AC, 2.35%, 10/1/40	484,188
655,381	Series 2014-82, Class AB, 2.40%, 5/1/45	642,344
123,811	Series 2015-107, Class AB, 2.50%, 11/1/49	118,912
2,598,674	Series 2015-114, Class AD, 2.50%, 10/31/51	2,509,907
991,151	Series 2015-128, Class AD, 2.50%, 12/1/50	953,751
746,080	Series 2015-130, Class AH, 2.90%, 8/1/47(c)	732,362
2,726,645	Series 2015-135, Class AC, 2.35%, 4/1/49	2,595,893
1,005,587	Series 2015-136, Class AC, 2.50%, 3/1/47	971,199
762,290	Series 2015-15, Class A, 2.00%, 11/1/48	717,863
1,544,044	Series 2015-154, Class AD, 2.50%, 5/1/54	1,463,551
945,000	Series 2015-171, Class DA, 2.37%, 3/1/46	901,763
1,305,122	Series 2015-2, Class A, 2.50%, 12/1/44	1,281,168
1,498,796	Series 2015-22, Class A, 2.40%, 8/1/47	1,444,124
1,934,545	Series 2015-70, Class AB, 2.30%, 11/1/48	1,827,574
346,529	Series 2015-75, Class A, 3.00%, 2/1/44	342,440
329,460	Series 2015-98, Class AB, 2.20%, 11/1/43	318,500
655,607	Series 2016-11, Class AD, 2.25%, 11/1/43	636,283
925,492	Series 2016-14, Class AB, 2.15%, 8/1/42	891,959
1,938,052	Series 2016-152, Class EA, 2.20%, 7/31/58	1,807,999
2,395,159	Series 2016-157, Class AC, 2.00%, 11/1/50	2,247,713
912,767	Series 2016-26, Class A, 2.25%, 12/1/55	883,152
790,127	Series 2016-28, Class AB, 2.40%, 11/1/55	768,647
759,345	Series 2016-36, Class AB, 2.30%, 6/1/56	727,658
878,495	Series 2016-39, Class AH, 2.50%, 9/1/44	852,529
1,055,995	Series 2016-50, Class A, 2.30%, 7/1/52	1,015,910
2,301,421	Series 2016-64, Class CA, 2.30%, 3/1/45	2,212,911
1,930,351	Series 2016-67, Class A, 2.30%, 7/1/56	1,858,001
972,176	Series 2016-94, Class AC, 2.20%, 8/1/57	906,932
829,302	Series 2016-96, Class BA, 1.95%, 3/1/43	796,905
1,481,954	Series 2017-127, Class AB, 2.50%, 2/1/59	1,410,841
1,484,398	Series 2017-135, Class AE, 2.60%, 10/1/58	1,408,219
988,887	Series 2017-140, Class A, 2.50%, 2/1/59	940,781
494,539	Series 2017-157, Class AH, 2.55%, 2/1/53	476,223
1,467,422	Series 2017-23, Class AC, 2.30%, 3/1/57	1,409,388
1,961,656	Series 2017-41, Class AC, 2.25%, 3/1/57	1,878,814

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$1,176,057	Series 2017-46, Class A, 2.50%, 11/1/57	$1,108,984
2,120,121	Series 2017-71, Class AS, 2.70%, 4/1/57	2,032,894
973,487	Series 2017-9, Class AE, 2.40%, 9/1/50	928,603
3,917,212	Series 2017-94, Class AH, 2.60%, 2/1/59	3,735,492
1,391,231	Series 2018-2, Class AD, 2.40%, 3/1/59	1,315,309
994,482	Series 2018-26, Class AD, 2.50%, 3/1/52	964,102
2,483,157	Series 2018-3, Class AG, 2.50%, 10/1/58	2,369,006

		145,635,831

Total U.S. Government Agency Backed Mortgages		583,170,095

(Cost $595,904,190)

U.S. Government Agency Obligations — 5.31%
Small Business Administration — 5.28%
358,959	0.88%, 1/1/32(a)	372,059
44,155	0.91%, 4/1/20(a)	44,556
5,568,631	1.26%, 7/18/30(a),(e),(f)	140,723
113,530	(Prime Index - 2.700%), 2.05%, 3/25/29(d)	112,912
159,064	(Prime Index - 2.650%), 2.10%, 3/25/28(d)	158,504
929,504	(Prime Index - 2.600%), 2.15%, 7/25/41(d)	926,164
927,329	(Prime Index - 2.600%), 2.15%, 9/25/41(d)	923,997
467,779	(Prime Index - 2.600%), 2.15%, 9/25/41(d)	466,098
895,439	(Prime Index - 2.600%), 2.15%, 7/25/42(d)	892,221
1,813,098	(Prime Index - 2.550%), 2.20%, 7/25/42(d)	1,812,279
382,376	(Prime Index - 2.525%), 2.23%, 11/25/41(d)	382,781
959,234	(Prime Index - 2.500%), 2.25%, 2/25/28(d)	960,994
1,290,456	(Prime Index - 1.400%), 3.35%, 7/25/41(d)	1,344,559
40,102	3.36%, 7/1/21(a)	41,431
1,026,410	3.36%, 7/8/24(a)	1,096,528
43,571	3.61%, 4/4/20(a)	44,416
349,389	3.85%, 9/16/34(a)	371,529
769,864	(Prime Index - 0.362%), 4.37%, 11/25/27(d)	813,459
520,431	(Prime Index - 0.160%), 4.59%, 2/25/40(d)	569,202
914,761	(Prime Index - 0.013%), 4.74%, 7/25/29(d)	985,386
184,522	(Prime Index + 0.042%), 4.79%, 12/25/40(d)	205,168
1,209,578	(Prime Index + 0.101%), 4.85%, 8/25/29(d)	1,314,645
988,686	(Prime Index + 0.163%), 4.91%, 6/25/29(d)	1,071,715
1,102,363	(Prime Index + 0.194%), 4.94%, 11/25/28(d)	1,192,401
373,653	(Prime Index + 0.355%), 5.11%, 2/25/26(d)	400,445
45,489	5.13%, 2/28/24(a)	48,383
923,684	(Prime Index + 0.687%), 5.44%, 3/25/30(d)	1,026,284
167,034	(Prime Index + 0.700%), 5.45%, 2/25/28(d)	183,063
168,191	(Prime Index + 0.744%), 5.50%, 8/25/27(d)	183,924
334,240	(Prime Index + 0.785%), 5.52%, 6/25/28(d)	368,050
748,729	(Prime Index + 0.779%), 5.53%, 9/25/28(d)	826,493
939,910	(Prime Index + 0.792%), 5.54%, 2/25/28(d)	1,033,228
741,509	(Prime Index + 0.806%), 5.55%, 3/25/29(d)	821,803
366,448	(Prime Index + 0.823%), 5.57%, 2/25/30(d)	409,110

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$1,573,515	(Prime Index + 0.836%), 5.58%, 6/25/29(d)	$1,749,441
1,298,601	(Prime Index + 0.852%), 5.60%, 5/25/29(d)	1,443,918
1,452,847	(Prime Index + 0.861%), 5.62%, 2/25/29(d)	1,613,374
897,524	(Prime Index + 0.888%), 5.64%, 7/25/30(d)	1,007,352
349,188	(Prime Index + 0.897%), 5.65%, 1/25/29(d)	388,005
715,857	(Prime Index + 0.931%), 5.67%, 7/25/29(d)	798,978
1,556,129	(Prime Index + 1.135%), 5.88%, 9/25/28(d)	1,739,198
801,767	(Prime Index + 1.183%), 5.93%, 5/25/29(d)	902,570
146,470	(Prime Index + 1.206%), 5.96%, 11/25/26(d)	161,520
84,746	(Prime Index + 1.556%), 6.31%, 7/25/28(d)	95,458

		31,444,324

United States Department of Agriculture — 0.03%
156,966	5.38%, 10/26/22(a)	161,322

Total U.S. Government Agency Obligations		31,605,646

(Cost $32,120,948)

Municipal Bonds — 3.82%
California — 0.75%
945,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 8/20/18 @ 102	954,375
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	928,050
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,598,419
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	958,970

		4,439,814

Colorado — 0.08%
483,086	Colorado Housing & Finance Authority Revenue, 3.40%, 11/1/45, (Credit Support: FHA)	471,593

District of Columbia — 0.17%
1,086,180	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	1,042,070

Georgia — 0.16%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	963,020

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Illinois — 0.20%
$ 260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	$270,722
968,600	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	900,866

		1,171,588

Massachusetts — 0.21%
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	329,439
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	159,480
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	572,528
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	205,381

		1,266,828

Minnesota — 0.08%
496,885	City of Minnetonka Housing Revenue, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	481,676

Missouri — 0.69%
4,179,097	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,139,521

New York — 1.33%
400,000	New York City Housing Development Corp. Revenue, 1.93%, 11/1/21	384,936
170,000	New York City Housing Development Corp. Revenue, 2.04%, 5/1/22	162,851
100,000	New York City Housing Development Corp. Revenue, 2.14%, 11/1/22	95,430
200,000	New York City Housing Development Corp. Revenue, 2.37%, 5/1/24	188,018
40,000	New York City Housing Development Corp. Revenue, 2.47%, 11/1/24	37,544
300,000	New York City Housing Development Corp. Revenue, 2.62%, 5/1/26, Callable 11/1/25 @ 100	278,190
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.56%, 11/1/26, Callable 2/1/26 @ 100	493,650
1,000,000	New York City Housing Development Corp. Revenue, Series B-1, 3.61%, 11/1/27, Callable 2/1/26 @ 100	987,100
500,000	New York City Housing Development Corp. Revenue, 3.33%, 2/1/28, Callable 8/1/25 @ 100	487,805
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.81%, 11/1/29, Callable 2/1/26 @ 100	493,880

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 620,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 8/20/18 @ 100	$620,583
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 8/20/18 @ 100	1,000,610
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,329,593
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,332,677

		7,892,867

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	97,212

Washington — 0.13%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	794,136

Total Municipal Bonds		22,760,325

(Cost $23,123,847)

Corporate Bonds — 0.07%
Consumer, Non-cyclical — 0.07%
415,000	Montefiore Medical Center, 2.15%, 10/20/26	390,518

Total Corporate Bonds		390,518

(Cost $415,000)

Shares
Investment Company — 0.98%
5,858,261	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	5,858,261

Total Investment Company		5,858,261

(Cost $5,858,261)

Total Investments		$643,784,845
(Cost $657,422,246) — 108.15%

Liabilities in excess of other assets — (8.15)%		(48,523,643)

NET ASSETS — 100.00%		$595,261,202

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2018 (Unaudited)

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(e)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliated investment.

Financial futures contracts as of June 30, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Ultra U.S. Treasury Bonds	15	September 2018	$5,578	USD	$2,399,016	Barclays Capital
Total			$5,578

Reverse repurchase agreements as of June 30, 2018:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Goldman Sachs	2.01%	4/17/18	7/5/18	$13,972,359	$13,911,000
Goldman Sachs	2.10%	5/14/18	7/17/18	8,216,084	8,186,000
Goldman Sachs	2.17%	6/1/18	7/26/18	5,008,650	4,993,000
Citigroup Global Markets, Inc.	2.22%	6/11/18	8/2/18	7,035,056	7,013,000
BNP Paribas SA	2.20%	6/12/18	8/16/18	10,918,792	10,876,254
Citigroup Global Markets, Inc.	2.19%	6/21/18	8/28/18	5,547,336	5,524,483

Total					$50,503,737

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

June 30, 2018 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 59.67%
Fannie Mae — 44.13%
$240,000	(TBA), 3.50%, 7/1/48	$238,837
25,000	(TBA), 4.50%, 7/1/48	26,031
400,000	(TBA), 3.00%, 7/1/48	387,438
50,000	Pool #AN0360, 3.95%, 12/1/45	51,057
96,760	Pool #AN1381, 2.56%, 8/1/26	92,404
50,000	Pool #AN6149, 3.14%, 7/1/32	47,218
99,226	Pool #AN7868, 3.06%, 12/1/27	96,786
99,453	Pool #AN8300, 3.03%, 2/1/30	95,139
100,000	Pool #AN8458, 2.97%, 2/1/25	99,018
99,577	Pool #BJ0657, 4.00%, 2/1/48	101,599
99,505	Pool #BJ2670, 4.00%, 4/1/48	101,518
97,902	Pool #BJ3178, 4.00%, 11/1/47	100,486
99,422	Pool #BJ3251, 4.00%, 1/1/48	101,503
99,565	Pool #BJ4987, 4.00%, 3/1/48	102,085
99,543	Pool #BJ4993, 3.50%, 2/1/48	99,147
99,720	Pool #BJ5158, 4.00%, 4/1/48	101,804
99,538	Pool #BJ9439, 4.00%, 2/1/48	101,559
99,724	Pool #BJ9477, 4.00%, 4/1/48	101,746
99,333	Pool #CA1066, 4.00%, 1/1/48	101,351
98,156	Pool #CA1068, 3.50%, 1/1/48	97,734

		2,244,460

Freddie Mac — 7.79%
99,579	Pool #V84044, 4.00%, 1/1/48	101,579
99,744	Series 2018-SB45, Class A10F, 3.16%, 11/1/27(a)	97,668
99,853	Series 2018-SB47, Class A10F, 3.35%, 1/1/28(a)	98,710
99,302	Series 2018-SB48, Class A10F, 3.37%, 2/1/28(a)	98,298

		396,255

Ginnie Mae — 7.75%
99,063	Pool #BB3740, 4.00%, 11/1/47	101,644
99,726	Pool #BE3008, 4.00%, 4/1/48	102,347
99,374	Series 2018-2, Class AD, 2.40%, 3/1/59	93,951
99,448	Series 2018-26, Class AD, 2.50%, 3/1/52	96,410

		394,352

Total U.S. Government Agency Backed Mortgages		3,035,067

(Cost $3,060,837)

Municipal Bonds — 14.46%
California — 4.77%
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	95,428
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	97,467
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	49,802

		242,697

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Colorado — 0.97%
$ 50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	$49,280

Georgia — 2.88%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	72,756
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	73,541

		146,297

Missouri — 1.97%
100,000	Riverview Gardens School District GO, 3.15%, 4/1/22, (Credit Support: State Aid Dir Dep)	100,208

New Jersey — 1.96%
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	99,833

Vermont — 1.91%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	97,212

Total Municipal Bonds		735,527

(Cost $746,028)

U.S. Treasury Obligations — 10.81%
U.S. Treasury Bonds — 7.00%
180,000	2.75%, 11/15/47	171,759
145,000	4.63%, 2/15/40	184,037

		355,796

U.S. Treasury Notes — 3.81%
200,000	1.38%, 1/31/21	193,898

Total U.S. Treasury Obligations		549,694

(Cost $553,796)

U.S. Government Agency Obligations — 6.22%
Small Business Administration — 6.22%
95,923	(Prime Index - 2.500%), 2.25%, 2/25/28(b)	96,099
99,018	(Prime Rate + 0.627%), 5.38%, 3/25/43(b)	114,141
96,803	(Prime Index + 0.700%), 5.45%, 2/25/28(b)	106,093

		316,333

Total U.S. Government Agency Obligations		316,333

(Cost $317,157)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Corporate Bonds — 5.73%
Financial — 3.79%
$200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$192,933

Technology — 1.94%
100,000	Apple, Inc., 2.85%, 2/23/23	98,440

Total Corporate Bonds		291,373

(Cost $291,016)

Asset Backed Securities — 1.96%
100,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(c)	99,611

Total Asset Backed Securities		99,611

(Cost $99,991)

Shares
Investment Company — 13.08%
665,443	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	665,443

Total Investment Company		665,443

(Cost $665,443)

Total Investments		$5,693,048
(Cost $5,734,268) — 111.93%

Liabilities in excess of other assets — (11.93)%		(606,722)

NET ASSETS — 100.00%		$5,086,326

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2018 (Unaudited)

Abbreviations used are defined below:

GO - General Obligations

TBA - To-be-announced

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund

June 30, 2018 (Unaudited)

Principal Amount		Value
Foreign Governnment Bonds — 66.71%
Angola — 1.04%
$ 250,000	Angolan Government International Bond, 8.25%, 5/9/28	$249,862

Argentina — 3.62%
200,000	Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38	113,400
234,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	190,885
372,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	280,116
4,600,000(a)	Provincia de Buenos Aires/Argentina, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.75), 30.66%, 4/12/25(b)	137,563
150,000	Provincia de Cordoba, 7.13%, 6/10/21	144,489

		866,453

Azerbaijan — 0.72%
210,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	172,797

Bahamas — 1.68%
400,000	Bahamas Government International Bond, 6.00%, 11/21/28	402,850

Barbados — 0.24%
100,000	Barbados Government International Bond, 7.00%, 8/4/22	55,000
5,000	Barbados Government International Bond, 7.25%, 12/15/21	2,750

		57,750

Belarus — 1.73%
400,000	Republic of Belarus International Bond, 6.88%, 2/28/23	413,678

Bolivia — 2.17%
600,000	Bolivian Government International Bond, 4.50%, 3/20/28	519,500

Brazil — 1.32%
400,000	Brazilian Government International Bond, 5.00%, 1/27/45	316,627

Dominican Republic — 3.05%
200,000	Dominican Republic International Bond, 5.50%, 1/27/25	197,507
345,000	Dominican Republic International Bond, 6.50%, 2/15/48	328,386
100,000	Dominican Republic International Bond, 6.85%, 1/27/45	98,892
100,000	Dominican Republic International Bond, 6.88%, 1/29/26	105,650

		730,435

Ecuador — 4.45%
495,000	Ecuador Government International Bond, 7.88%, 1/23/28	414,325

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 505,000	Ecuador Government International Bond, 7.95%, 6/20/24	$448,690
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	204,439

		1,067,454

Egypt — 2.25%
200,000(c)	Egypt Government International Bond, MTN, 4.75%, 4/16/26	214,533
135,000(c)	Egypt Government International Bond, MTN, 5.63%, 4/16/30	141,814
200,000	Egypt Government International Bond, 6.59%, 2/21/28	183,312

		539,659

El Salvador — 2.29%
246,000	El Salvador Government International Bond, 5.88%, 1/30/25	230,369
169,000	El Salvador Government International Bond, 6.38%, 1/18/27	158,930
60,000	El Salvador Government International Bond, 7.65%, 6/15/35	58,676
33,000	El Salvador Government International Bond, 7.75%, 1/24/23	34,598
62,000	El Salvador Government International Bond, 8.63%, 2/28/29	66,659

		549,232

Honduras — 0.89%
200,000	Honduras Government International Bond, 7.50%, 3/15/24	213,425

Hungary — 0.98%
225,000	Hungary Government International Bond, 6.25%, 1/29/20	235,254

Indonesia — 3.26%
200,000	Indonesia Government International Bond, MTN, 3.85%, 7/18/27	189,794
200,000	Indonesia Government International Bond, MTN, 5.25%, 1/17/42	200,985
400,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 3/1/28	390,289

		781,068

Iraq — 1.87%
500,000	Iraq International Bond, 5.80%, 1/15/28	447,662

Jordan — 0.77%
200,000	Jordan Government International Bond, 5.75%, 1/31/27	185,376

Kazakhstan — 0.88%
200,000	Kazakhstan Government International Bond, MTN, 5.13%, 7/21/25	210,864

Kenya — 1.60%
200,000	Kenya Government International Bond, 6.88%, 6/24/24	197,130
200,000	Kenya Government International Bond, 8.25%, 2/28/48	186,727

		383,857

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Mexico — 1.53%
$200,000	Mexico Government International Bond, 3.75%, 1/11/28	$189,189
200,000	Mexico Government International Bond, 4.35%, 1/15/47	178,355

		367,544

Mongolia — 2.61%
200,000	Mongolia Government International Bond, 5.63%, 5/1/23	188,525
200,000	Mongolia Government International Bond, MTN, 8.75%, 3/9/24	214,111
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	222,728

		625,364

Nigeria — 3.97%
200,000	Nigeria Government International Bond, 6.75%, 1/28/21	203,275
400,000	Nigeria Government International Bond, 7.14%, 2/23/30	377,358
200,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	182,173
200,000	Nigeria Government International Bond, 7.70%, 2/23/38	188,617

		951,423

Oman — 2.36%
400,000	Oman Government International Bond, 4.13%, 1/17/23	379,481
205,000	Oman Government International Bond, 6.75%, 1/17/48	185,521

		565,002

Panama — 2.77%
205,000	Panama Government International Bond, 3.88%, 3/17/28	201,399
265,000	Panama Government International Bond, 4.50%, 4/16/50	255,990
200,000	Panama Government International Bond, 5.20%, 1/30/20	206,491

		663,880

Qatar — 3.84%
250,000	Qatar Government International Bond, 2.38%, 6/2/21	241,237
200,000	Qatar Government International Bond, 4.50%, 4/23/28	201,842
480,000	Qatar Government International Bond, 5.10%, 4/23/48	478,227

		921,306

Romania — 0.77%
180,000	Romanian Government International Bond, MTN, 4.88%, 1/22/24	184,992

Saudi Arabia — 1.55%
200,000	Saudi Government International Bond, MTN, 4.50%, 10/26/46	183,963
200,000	Saudi Government International Bond, MTN, 4.63%, 10/4/47	186,412

		370,375

South Africa — 0.69%
200,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	166,179

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Sri Lanka — 3.43%
$200,000	Sri Lanka Government International Bond, 5.13%, 4/11/19	$199,550
235,000	Sri Lanka Government International Bond, 5.75%, 4/18/23	225,289
200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	196,573
200,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	200,831

		822,243

Tunisia — 0.74%
200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	176,016

Turkey — 6.90%
935,000	Turkey Government International Bond, 3.25%, 3/23/23	828,931
200,000	Turkey Government International Bond, 4.88%, 10/9/26	175,916
440,000	Turkey Government International Bond, 4.88%, 4/16/43	327,225
400,000	Turkey Government International Bond, 5.75%, 5/11/47	322,558

		1,654,630

Ukraine — 0.40%
100,000	Ukraine Government International Bond, 7.75%, 9/1/23	96,119

Venezuela — 0.34%
105,000	Venezuela Government International Bond, 7.75%, 10/13/19(d)	28,613
40,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	10,900
150,000	Venezuela Government International Bond, 11.75%, 10/21/26(d)	42,900

		82,413

Total Foreign Governnment Bonds		15,991,289

(Cost $16,797,113)

Corporate Bonds — 20.58%
Argentina — 0.72%
200,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	171,972

Azerbaijan — 0.90%
200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	216,188

Brazil — 1.99%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	202,855
295,000	Petrobras Global Finance BV, 4.38%, 5/20/23	275,663

		478,518

China — 0.82%
200,000	China Minmetals Corp., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.07), 4.45%, 11/13/66(b)	195,840

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Colombia — 2.54%
$ 399,000	Ecopetrol SA, 5.88%, 5/28/45	$378,432
220,000	Ecopetrol SA, 7.63%, 7/23/19	229,900

		608,332

Ecuador — 0.75%
200,000	Petroamazonas EP, 4.63%, 11/6/20	179,000

Indonesia — 1.60%
200,000	Minejesa Capital BV, 5.63%, 8/10/37	181,784
200,000	Perusahaan Listrik Negara PT, 6.15%, 5/21/48(e)	201,425

		383,209

Kazakhstan — 3.31%
200,000	KazMunayGas National Co. JSC, 4.75%, 4/24/25	200,028
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	200,483
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	190,965
200,000	KazMunayGas National Co. JSC, 6.38%, 10/24/48	203,250

		794,726

Malaysia — 0.85%
200,000	Petronas Capital Ltd., 5.25%, 8/12/19	204,575

Mexico — 2.66%
185,000(c)	Petroleos Mexicanos, MTN, 2.75%, 4/21/27	193,735
105,000	Petroleos Mexicanos, 5.35%, 2/12/28	99,120
51,000	Petroleos Mexicanos, 5.50%, 6/27/44	43,018
333,000	Petroleos Mexicanos, 5.63%, 1/23/46	284,432
20,000	Petroleos Mexicanos, 6.35%, 2/12/48	18,072

		638,377

Mongolia — 0.88%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	210,300

Peru — 1.61%
200,000	Petroleos del Peru SA, 4.75%, 6/19/32	191,400
200,000	Petroleos del Peru SA, 5.63%, 6/19/47	194,429

		385,829

Ukraine — 1.67%
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	200,723
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.63%, 3/20/25	199,570

		400,293

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Venezuela — 0.28%
$213,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(d)	$44,853
90,000	Petroleos de Venezuela SA, 9.00%, 11/17/21(d)	21,703

		66,556

Total Corporate Bonds		4,933,715

(Cost $5,097,925)

U.S. Treasury Obligations — 6.48%
United States — 6.48%64
605,000	U.S. Treasury Notes, 1.25%, 8/31/19	596,918
965,000	U.S. Treasury Notes, 1.75%, 9/30/19	956,858

		1,553,776

Total U.S. Treasury Obligations		1,553,776

(Cost $1,553,428)

Contracts
Put Options Purchased — 0.42%
7	EURO STOXX 50, Strike Price USD 3,400.00, Expires 08/17/18, Notional Amount EUR 246,811	6,188
1,120,000	PUT EURUSD, Strike Price USD 1.15, Expires 07/11/18, Notional Amount EUR 1,924	1,924
2,167,742	PUT EURUSD, Strike Price USD 1.20, Expires 07/16/18, Notional Amount EUR 69,885	69,885
3	S & P 500 Index, Strike Price USD 2,600.00, Expires 07/20/18, Notional Amount $851,232	2,430
10	S & P 500 Index, Strike Price USD 2,675.00, Expires 07/20/18, Notional Amount $2,837,440	18,500
23,000	USD-BBA-LIBOR , Strike Price USD 3.95, Expires 09/12/18, Notional Amount $3	3
449,000	USD-BBA-LIBOR , Strike Price USD 4.15, Expires 09/12/18, Notional Amount $343	343

Total Put Options Purchased		99,273

(Cost $26,964)

Call Options Purchased — 0.05%
633,000	CALL USDCNH, Strike Price USD 6.75, Expires 06/18/19, Notional Amount $12,638	12,638

Total Call Options Purchased		12,638

(Cost $6,235)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

Investment Company — 2.80%
670,216	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares(f)	$670,216

Total Investment Company		670,216

(Cost $670,216)

Total Investments		$23,260,907
(Cost $24,151,881) — 97.04%

Other assets in excess of liabilities — 2.96%		709,157

NET ASSETS — 100.00%		$23,970,064

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(c)	Principal amount denoted in Euros.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Affiliated investment.

Foreign currency exchange contracts as of June 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	325,000	USD	239,081	Citibank N.A.	8/29/18	$ 1,483
EUR	90,000	USD	104,200	Citibank N.A.	8/29/18	1,389
USD	118,888	AUD	160,000	Citibank N.A.	8/29/18	456
USD	247,876	COP	723,861,025	Citibank N.A.	8/29/18	1,596
USD	675,658	EUR	575,000	Citibank N.A.	8/29/18	1,060
USD	75,189	ARS	2,085,703	Citibank N.A.	9/13/18	8,404
USD	75,000	ARS	2,083,500	HSBC Bank Plc	9/13/18	8,286
CNH	679,118	USD	100,550	Citibank N.A.	9/19/18	1,500
CNH	386,099	USD	57,186	Citibank N.A.	9/19/18	832
CNH	772,130	USD	114,373	Citibank N.A.	9/19/18	1,655
CNH	740,775	USD	109,702	Citibank N.A.	9/19/18	1,614
SAR	2,079,895	USD	551,696	Citibank N.A.	11/7/18	2,917
						$ 31,192

COP	723,861,025	USD	247,271	Citibank N.A.	8/29/18	$ (991)
USD	239,712	AUD	325,000	Citibank N.A.	8/29/18	(852)
USD	360,000	CNH	2,394,144	Citibank N.A.	8/29/18	(76)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	11,706	EUR	10,000	Citibank N.A.	8/29/18	$ (26)
USD	6,981	CNY	47,312	Citibank N.A.	9/19/18	(121)
USD	85,253	CNY	577,802	Citibank N.A.	9/19/18	(1,479)
USD	101,766	CNY	689,872	Citibank N.A.	9/19/18	(1,788)
USD	186,000	CNY	1,263,135	Citibank N.A.	9/19/18	(3,604)
USD	233,979	SAR	884,862	Citibank N.A.	11/7/18	(1,973)
USD	316,021	SAR	1,195,033	Citibank N.A.	11/7/18	(2,640)
USD	361,000	OMR	141,048	Citibank N.A.	11/14/18	(4,714)
						$(18,264)

Total						$ 12,928

Options written as of June 30, 2018:

Contracts	Put Options	Notional Amount		Value
(7)	EURO STOXX 50, Strike Price USD 3,200.00, Expires 08/17/18,	EUR	(246,814)	$(1,785)
(10)	S & P 500 Index, Strike Price USD 2,625.00, Expires 07/20/18,	USD	(2,837,440)	(11,000)
(1,090,909)	PUT EURUSD, Strike Price USD 1.2 , Expires 07/16/18,	EUR	(35,169)	(30,116)

Total (Premiums received $(44,106))				$(42,901)

Contracts	Call Options	Notional Amount		Value
(633,000)	CALL USDCNH, Strike Price USD 7.25, Expires 06/18/19,	USD	(3,755)	$(3,755)

Financial futures contracts as of June 30, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Euro Bund	2	September 2018	$(4,159)	EUR	$325,100	Citigroup Global Markets Inc.
Total			$(4,159)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Interest rate swaps as of June 30, 2018:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
18.68%	USD-BBA-LIBOR	Expiration	Citigroup Global Markets Inc.	10/1/21	TRY	8,094(a)	$7,400
11.27%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/2/25	BRL	1,146(a)	(43)
Total							$7,357

(a)	The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Value/ Unrealized Appreciation (Depreciation)	Value
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD225	$(14,925)	$1,555	$1,180
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD650	(41,270)	2,644	1,561
1.00%	Colombia Government International Bond	Quarterly	Barclays Capital Plc	6/20/23	USD 74	616	157	132
1.00%	Colombia Government International Bond	Quarterly	Barclays Capital Plc	6/20/23	USD 74	633	140	116
1.00%	Colombia Government International Bond	Quarterly	Barclays Capital Plc	6/20/23	USD 21	180	40	33
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD 49	408	104	88
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD100	878	168	134
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD 20	175	33	27
1.00%	Colombia Government International Bond	Quarterly	Barclays Capital Plc	6/20/23	USD114	924	268	230

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Value/ Unrealized Appreciation (Depreciation)	Value
1.00%	Chile Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD550	(9,330)	(592)	(776)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD215	(971)	148	76
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD214	(773)	(47)	(118)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD113	(383)	(50)	(88)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD 79	(267)	(35)	(62)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD 50	(113)	(79)	(96)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD129	(437)	(57)	(100)
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets Inc.	6/20/23	USD425	(25,253)	(2)	(710)

Total						$(89,908)	$4,395	$1,627

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

June 30, 2018 (Unaudited)

Abbreviations used are defined below:

ARS - Argentine pesos

AUD - Australian Dollar

BBA-LIBOR - British Bankers Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CNH - Chinese Yuan Renminbi

CNY - China Yuan

COP - Colombian Peso

EUR - Euro

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

OMR - Omani Rial

SAR - Saudi Arabian Riyal

STEP - Step Coupon Bond

TRY - Turkish Lira

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Governnment Bonds	66.71%
Energy	14.05%
Government	6.48%
Utilities	3.16%
Financial	2.55%
Basic Materials	0.82%
Other	6.23%

100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund

June 30, 2018 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.34%
Australia — 0.66%
$ 300,000	Quintis Ltd., 8.75%, 8/1/23(a),(b),(c),(d)	$255,000

Brazil — 0.75%
280,000	Eldorado International Finance GmbH, 8.63%, 6/16/21(a)	287,952

Canada — 2.39%
433,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	431,788
452,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	484,770

		916,558

China — 1.17%
450,000	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(a)	450,000

Ghana — 0.55%
225,000	Tullow Oil Plc, 7.00%, 3/1/25(a)	212,794

Italy — 2.32%
290,000	Fabric BC SpA, (3 Month Euribor + 4.125%), 4.13%, 11/30/24(a),(e)	333,159
125,000	Telecom Italia Capital SA, 6.38%, 11/15/33	123,219
110,000(f)	Telecom Italia Finance SA, EMTN, 7.75%, 1/24/33	176,286
200,000(f)	UniCredit SpA, (5 Year EUR Swap + 9.300%), 9.25%, 6/3/67(g)	260,808

		893,472

Luxembourg — 2.94%
320,000	Altice Financing SA, 6.63%, 2/15/23(a)	315,157
320,000(f)	Altice Finco SA, 4.75%, 1/15/28	316,903
314,000	Altice Luxembourg SA, 7.75%, 5/15/22(a)	303,795
167,000(f)	LHMC Finco Sarl, 6.25%, 12/20/23(a)	192,439

		1,128,294

Netherlands — 1.46%
200,000(f)	ABN AMRO Bank NV, (5 Year EUR Swap + 3.898%), 4.75%, 3/22/67(g)	222,469
290,000(f)	InterXion Holding NV, 4.75%, 6/15/25(a)	339,167

		561,636

Spain — 1.29%
400,000(f)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66(g)	496,554

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
Sweden — 1.91%
320,000(h)	Verisure Midholding AB, 5.75%, 12/1/23	$362,097
328,000(h)	Verisure Midholding AB, 5.75%, 12/1/23	371,150

		733,247

United Kingdom — 5.17%
200,000(h)	Algeco Global Finance Plc, 6.50%, 2/15/23	237,590
230,000(h)	Algeco Global Finance Plc, 6.50%, 2/15/23	273,229
135,000(f)	Amigo Luxembourg SA, 7.63%, 1/15/24	184,792
$ 285,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	285,594
200,000(f)	Barclays Plc, (5 Year GBP Swap + 4.910%), 5.88%, 12/15/66(g)	251,055
200,000(h)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/67(g)	230,272
260,000(f)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	337,208
172,000(h)	Viridian Group FinanceCo Plc/Viridian Power and Energy, 4.00%, 9/15/25	185,766

		1,985,506

United States — 69.73%
377,000	ADT Corp. (The), 3.50%, 7/15/22	352,872
189,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	200,104
360,000(i)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	479,812
485,000	Apergy Corp., 6.38%, 5/1/26(a)	492,881
194,000	Assurant, Inc., (LIBOR USD 3-Month + 4.135%), 7.00%, 3/27/48(g)	195,828
202,000	Blackboard, Inc., 9.75%, 10/15/21(a)	148,470
570,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(a)	606,423
527,000	California Resources Corp., 8.00%, 12/15/22(a)	478,252
600,000	CenturyLink, Inc., 6.15%, 9/15/19	612,000
390,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21(a)	387,562
601,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/28(a)	608,332
400,000	Cinemark USA, Inc., 4.88%, 6/1/23	391,950
205,000	Cleveland-Cliffs, Inc., 5.75%, 3/1/25	194,238
232,000(h)	Coty, Inc., 4.00%, 4/15/23	267,572
8,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(a)	8,160
190,000	CSC Holdings LLC, 5.25%, 6/1/24	179,550
600,000	CSC Holdings LLC, 10.13%, 1/15/23(a)	661,500
420,000	DCP Midstream Operating LP, (LIBOR USD 3-Month + 3.850%), 5.85%, 5/21/43(a),(g)	384,300
500,000	Dell, Inc., 5.88%, 6/15/19	509,130
270,000(h)	Energizer Gamma Acquisition BV, 4.63%, 7/15/26(a)	317,627
76,000	Energizer Gamma Acquisition, Inc., 6.38%, 7/15/26(a)	77,283

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value
$ 194,000	Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(a)	$204,185
260,000	EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 5/15/26(a)	265,850
97,000	EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 5/1/24(a)	79,540
300,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	292,500
393,000	First Data Corp., 5.38%, 8/15/23(a)	396,635
596,000	Freedom Mortgage Corp., 8.25%, 4/15/25(a)	584,080
272,000	Frontier Communications Corp., 6.25%, 9/15/21	241,536
170,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	164,050
386,000	FTS International, Inc., 6.25%, 5/1/22	389,358
205,000	Gulfport Energy Corp., 6.38%, 5/15/25	199,363
795,000	HCA, Inc., 3.75%, 3/15/19	797,981
160,000(h)	International Game Technology Plc, 3.50%, 7/15/24(a)	185,914
396,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	395,382
600,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 4/1/20(a)	602,838
333,000	Kenan Advantage Group, Inc. (The), 7.88%, 7/31/23(a)	339,660
473,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	504,634
597,000	Level 3 Parent LLC, 5.75%, 12/1/22	597,000
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	525,200
195,000	Meredith Corp., 6.88%, 2/1/26(a)	192,319
393,000	MGM Resorts International, 5.25%, 3/31/20	399,877
375,000	MGM Resorts International, 8.63%, 2/1/19	384,375
634,000	Momentive Performance Materials, Inc Escrow Bond., 8.88%, 10/15/20(b),(c),(d)	—
773,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	811,650
190,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	202,825
91,000	NuStar Logistics LP, 4.80%, 9/1/20	91,228
171,000	Quicken Loans, Inc., 5.25%, 1/15/28(a)	157,713
187,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	175,780
362,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	380,779
402,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	406,522
597,939	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	600,182
549,000	Rite Aid Corp., 6.13%, 4/1/23(a),(g)	556,686
490,000	Rockies Express Pipeline LLC, 5.63%, 4/15/20(a)	501,637
370,000	SBA Communications Corp., 4.88%, 7/15/22	366,763
150,000(h)	Scientific Games International, Inc., 5.50%, 2/15/26	165,291
363,000	Scientific Games International, Inc., 10.00%, 12/1/22	387,310
540,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	599,740
90,000	Southwestern Energy Co., 7.50%, 4/1/26	93,150
90,000	Southwestern Energy Co., 7.75%, 10/1/27	93,375
100,000	Springleaf Finance Corp., 5.25%, 12/15/19	101,250
390,000	Springleaf Finance Corp., 6.88%, 3/15/25	387,075
94,000	Springleaf Finance Corp., 7.13%, 3/15/26	93,530
170,000	Sprint Capital Corp., 8.75%, 3/15/32	181,900
580,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	591,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 80,000	Sprint Corp., 7.25%, 9/15/21	$83,200
150,000	Sprint Corp., 7.63%, 3/1/26	153,000
504,000	Sunoco LP / Sunoco Finance Corp., 4.88%, 1/15/23(a)	483,840
604,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.13%, 11/15/19	604,000
370,000	Tenet Healthcare Corp., 7.00%, 8/1/25(a)	367,225
188,000	Tenet Healthcare Corp., 7.50%, 1/1/22(a)	195,520
65,000	Tenet Healthcare Corp., 8.13%, 4/1/22	67,959
200,000	Valeant Pharmaceuticals International, 6.75%, 8/15/21(a)	202,250
205,000	Valeant Pharmaceuticals International, 8.50%, 1/31/27(a)	207,563
130,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26(a)	135,038
231,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(a)	239,951
210,000(i)	Vantiv LLC / Vanity Issuer Corp., 3.88%, 11/15/25(a)	262,155
289,000	Wand Merger Corp., 8.13%, 7/15/23(a)	293,335
96,000	Wand Merger Corp., 9.13%, 7/15/26(a)	96,960
200,000	West Corp., 8.50%, 10/15/25(a)	182,500
425,000	WeWork Cos, Inc., 7.88%, 5/1/25(a)	406,937
199,000	Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(a)	195,518
370,000	Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	376,475

		26,795,535

Total Corporate Bonds		34,716,548

(Cost $35,141,554)

Bank Loans — 1.79%
Netherlands — 0.22%
84,000	Stars Group Holdings BV, Term Loan, (LIBOR 1-Month + 0.00%), 3.50%, 6/27/25(g)	84,000

United States — 1.57%
203,000	California Resources Corp., 1st Lien Term Loan, (LIBOR 1-Month + 5.75%), 6.84%, 12/31/22(g)	206,427
330,000	Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR 1-Month + 7.000%), 8.09%, 3/1/24(g)	323,608
57,932	Vertellus Holdings LLC, 1st Lien Term Loan, (LIBOR 1-Month + 9.000%), 10.99%, 8/30/18(c),(d),(g)	57,179
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 13.99%, 10/29/21(c),(d),(g)	15,981

		603,195

Total Bank Loans		687,195

(Cost $686,306)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
Preferred Stocks — 1.26%
Bermuda — 1.26%
19,200	Enstar Group Ltd.*	$484,992

Total Preferred Stocks		484,992

(Cost $480,000)

Common Stocks — 0.46%
Italy — 0.05%
6,229	Italiaonline SpA*	20,113

United States — 0.41%
2,271	T-Mobile US, Inc.*	135,693
12,785	Valencia Bidco LLC*,(c),(d)	20,833

		156,526

Total Common Stocks		176,639

(Cost $175,792)

Rights/Warrants — 0.00%
Australia — 0.00%
48,100	Quintis Ltd., Warrants, Expire 7/15/18*,(c)	0

Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(c),(d)	319

Total Rights/Warrants		319

(Cost $0)

Contracts
Put Options Purchased — 0.09%
10	S & P 500 Index, Strike Price USD 2,600.00, Expires 09/21/18, Notional Amount $2,837,440	32,530

Total Put Options Purchased		32,530

(Cost $24,383)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

Investment Company — 5.22%
2,006,966	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$2,006,966

Total Investment Company		2,006,966

(Cost $2,006,966)

Total Investments		$38,105,189
(Cost $38,515,001) — 99.16%

Other assets in excess of liabilities — 0.84%		323,779

NET ASSETS — 100.00%		$38,428,968

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Floating rate note. Rate shown is as of report date.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(h)	Principal amount denoted in Euros.
(i)	Principal amount denoted in British Pounds.

Foreign currency exchange contracts as of June 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,641,575	GBP	1,236,000	Citibank N.A.	8/29/18	$ 5,832

USD	585,323	EUR	500,000	Citibank N.A.	8/29/18	(1,283)
USD	4,580,039	EUR	3,933,000	Citibank N.A.	8/29/18	(34,209)
						$ (35,492)

Total						$ (29,660)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Options written as of June 30, 2018:

Contracts	Put Options	Notional Amount		Value
(10)	S & P 500 Index, Strike Price USD 2,450.00, Expires 09/21/18	USD	(2,837,440)	$(16,200)

Financial futures contracts as of June 30, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Euro Bund	1	September 2018	$(2,123)	EUR	$187,703	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Notes	1	September 2018	(1,017)	USD	119,170	Citigroup Global Markets, Inc.
U.S. Long Bond	1	September 2018	(470)	USD	144,530	Citigroup Global Markets, Inc.
Total			$(3,610)

Credit default swaps sell protection as of June 30, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Value/ Unreal. Dep.	Value
5.00%	High Yield CDX	Quarterly	Citigroup Global	9/6/18	.036	USD 2,950	$178,523	$(173,606)	$4,917
	Index, Series 30		Markets, Inc.

Total							$178,523	$(173,606)	$4,917

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

June 30, 2018 (Unaudited)

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	19.36%
Financial	17.75%
Energy	13.81%
Consumer, Cyclical	12.05%
Consumer, Non-cyclical	11.60%
Basic Materials	8.08%
Technology	5.66%
Industrial	5.05%
Utilities	0.49%
Other	6.15%
100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund

June 30, 2018 (Unaudited)

Principal Amount		Value

Foreign Governnment Bonds — 38.47%
Angola — 0.44%
$ 315,000	Angolan Government International Bond, 8.25%, 5/9/28	$314,826

Argentina — 1.62%
5,706,274(a)	Argentina POM Politica Monetaria, (Argentina Central Bank 7D Repo Reference Rate), 40.00%, 6/21/20(b)	199,498
7,902,776(a)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	245,894
180,000	Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38(c)	102,060
246,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	200,674
329,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	247,737
180,000	Province of Jujuy Argentina, 8.63%, 9/20/22	167,756

		1,163,619

Azerbaijan — 0.30%
260,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	213,939

Bahamas — 0.90%
645,000	Bahamas Government International Bond, 6.00%, 11/21/28	649,596

Belarus — 0.59%
413,000	Republic of Belarus International Bond, 6.88%, 2/28/23	427,123

Bolivia — 0.60%
500,000	Bolivian Government International Bond, 4.50%, 3/20/28	432,917

Brazil — 1.70%
3,434,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	906,370
405,000	Brazilian Government International Bond, 5.00%, 1/27/45	320,585

		1,226,955

Chile — 0.51%
185,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	281,130
55,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/1/35	83,140

		364,270

Colombia — 1.37%
205,000	Colombia Government International Bond, 7.38%, 3/18/19	211,308
882,600,000(a)	Colombian TES, 7.00%, 6/30/32	298,524
1,167,700,000(a)	Colombian TES, 10.00%, 7/24/24	473,759

		983,591

Dominican Republic — 0.88%
220,000	Dominican Republic International Bond, 5.50%, 1/27/25	217,258

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 329,000	Dominican Republic International Bond, 6.50%, 2/15/48	$313,156
100,000	Dominican Republic International Bond, 6.88%, 1/29/26	105,650

		636,064

Ecuador — 1.63%
488,000	Ecuador Government International Bond, 7.88%, 1/23/28	408,466
428,000	Ecuador Government International Bond, 7.95%, 6/20/24	380,276
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	177,411
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	204,438

		1,170,591

Egypt — 0.42%
185,000(d)	Egypt Government International Bond, MTN, 4.75%, 4/16/26	198,443
100,000(d)	Egypt Government International Bond, MTN, 5.63%, 4/16/30	105,047

		303,490

El Salvador — 0.89%
242,000	El Salvador Government International Bond, 5.88%, 1/30/25	226,623
217,000	El Salvador Government International Bond, 6.38%, 1/18/27	204,070
135,000	El Salvador Government International Bond, 7.65%, 6/15/35	132,020
29,000	El Salvador Government International Bond, 7.75%, 1/24/23	30,405
47,000	El Salvador Government International Bond, 8.63%, 2/28/29	50,532

		643,650

Honduras — 0.30%
200,000	Honduras Government International Bond, 7.50%, 3/15/24	213,425

Hungary — 1.09%
171,370,000(a)	Hungary Government Bond, 3.00%, 10/27/27	577,881
200,000	Hungary Government International Bond, 6.25%, 1/29/20	209,115

		786,996

Indonesia — 2.50%
215,000	Indonesia Government International Bond, MTN, 5.25%, 1/17/42	216,059
405,000	Indonesia Government International Bond, 5.88%, 3/13/20	421,411
966,000,000(a)	Indonesia Treasury Bond, 6.13%, 5/15/28	59,584
421,000,000(a)	Indonesia Treasury Bond, 7.00%, 5/15/27	27,653
5,139,000,000(a)	Indonesia Treasury Bond, 7.50%, 5/15/38	333,837
3,273,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/36	224,694
1,047,000,000(a)	Indonesia Treasury Bond, 8.38%, 3/15/24	75,126
1,246,000,000(a)	Indonesia Treasury Bond, 8.75%, 5/15/31	90,777
1,814,000,000(a)	Indonesia Treasury Bond, 9.00%, 3/15/29	132,977
220,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 3/1/28	214,659

		1,796,777

Iraq — 0.50%
400,000	Iraq International Bond, 5.80%, 1/15/28	358,130

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

Kazakhstan — 0.29%
$ 200,000	Kazakhstan Government International Bond, MTN, 5.13%, 7/21/25	$210,864

Kenya — 0.58%
210,000	Kenya Government International Bond, 6.88%, 6/24/24	206,986
230,000	Kenya Government International Bond, 8.25%, 2/28/48	214,736

		421,722

Malaysia — 0.94%
1,941,000(a)	Malaysia Government Bond, 3.80%, 8/17/23	475,477
224,000(a)	Malaysia Government Bond, 3.84%, 4/15/33	50,032
255,000(a)	Malaysia Government Bond, 3.88%, 3/10/22	63,323
365,000(a)	Malaysia Government Bond, 3.96%, 9/15/25	88,690

		677,522

Mexico — 2.07%
2,670,000(a)	Mexican Bonos, 5.75%, 3/5/26	120,083
9,010,000(a)	Mexican Bonos, 6.50%, 6/10/21	439,156
7,170,000(a)	Mexican Bonos, 7.50%, 6/3/27	358,738
3,190,000(a)	Mexican Bonos, 10.00%, 12/5/24	179,978
225,000	Mexico Government International Bond, 3.75%, 1/11/28	212,838
200,000	Mexico Government International Bond, 4.35%, 1/15/47	178,355

		1,489,148

Mongolia — 0.58%
205,000	Mongolia Government International Bond, 5.63%, 5/1/23	193,238
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	222,728

		415,966

Nigeria — 2.54%
430,000	Nigeria Government International Bond, MTN, 6.50%, 11/28/27	399,851
210,000	Nigeria Government International Bond, 6.75%, 1/28/21	213,439
410,000	Nigeria Government International Bond, 7.14%, 2/23/30	386,792
220,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	200,390
280,000	Nigeria Government International Bond, 7.70%, 2/23/38	264,064
133,223,000(a)	Nigeria Treasury Bill, 14.90%, 8/2/18(e)	364,607

		1,829,143

Oman — 0.87%
445,000	Oman Government International Bond, 4.13%, 1/17/23	422,173
225,000	Oman Government International Bond, 6.75%, 1/17/48	203,620

		625,793

Panama — 1.22%
220,000	Panama Government International Bond, 3.88%, 3/17/28	216,135

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 245,000	Panama Government International Bond, 4.50%, 4/16/50	$236,670
410,000	Panama Government International Bond, 5.20%, 1/30/20	423,307

		876,112

Peru — 0.56%
271,000(a)	Peru Government Bond, 6.15%, 8/12/32(f)	84,393
480,000(a)	Peruvian Government International Bond, 6.35%, 8/12/28	154,992
84,000(a)	Peruvian Government International Bond, 6.95%, 8/12/31	27,988
371,000(a)	Peruvian Government International Bond, 8.20%, 8/12/26	134,664

		402,037

Poland — 0.54%
1,300,000(a)	Republic of Poland Government Bond, 2.50%, 7/25/27	328,698
236,000(a)	Republic of Poland Government Bond, 2.75%, 4/25/28	60,591

		389,289

Qatar — 1.50%
220,000	Qatar Government International Bond, 2.38%, 6/2/21	212,288
555,000	Qatar Government International Bond, 5.10%, 4/23/48	552,950
305,000	Qatar Government International Bond, 5.25%, 1/20/20	313,916

		1,079,154

Romania — 0.30%
360,000(a)	Romania Government Bond, 4.75%, 2/24/25	88,437
480,000(a)	Romania Government Bond, 5.80%, 7/26/27	124,928

		213,365

Russia — 1.03%
6,384,000(a)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	100,266
3,107,000(a)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	47,748
9,121,000(a)	Russian Federal Bond - OFZ, 7.50%, 8/18/21	146,645
3,277,000(a)	Russian Federal Bond - OFZ, 7.70%, 3/23/33	52,311
22,101,000(a)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	355,810
2,603,000(a)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	42,902

		745,682

Saudi Arabia — 0.30%
235,000	Saudi Government International Bond, MTN, 4.63%, 10/4/47	219,034

South Africa — 2.39%
445,359(a)	Republic of South Africa Government Bond, 6.25%, 3/31/36	23,402
4,028,118(a)	Republic of South Africa Government Bond, 7.00%, 2/28/31	243,423
1,146,932(a)	Republic of South Africa Government Bond, 8.50%, 1/31/37	75,586
826,146(a)	Republic of South Africa Government Bond, 8.75%, 1/31/44	54,811
6,826,909(a)	Republic of South Africa Government Bond, 8.75%, 2/28/48	450,625
6,131,828(a)	Republic of South Africa Government Bond, 10.50%, 12/21/26	490,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 205,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	$170,333
205,000	Republic of South Africa Government International Bond, 5.50%, 3/9/20	210,201

		1,719,131

Sri Lanka — 0.65%
260,000	Sri Lanka Government International Bond, 5.75%, 4/18/23	249,256
220,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	216,230

		465,486

Thailand — 1.25%
3,807,000(a)	Thailand Government Bond, 2.13%, 12/17/26	111,124
3,760,000(a)	Thailand Government Bond, 3.40%, 6/17/36	116,078
4,513,000(a)	Thailand Government Bond, 3.63%, 6/16/23	145,870
14,046,000(a)	Thailand Government Bond, 3.65%, 12/17/21	449,100
2,444,000(a)	Thailand Government Bond, 3.65%, 6/20/31	78,273

		900,445

Turkey — 4.28%
3,689,311(a)	Turkey Government Bond, 10.50%, 8/11/27	590,209
774,346(a)	Turkey Government Bond, 10.60%, 2/11/26	126,799
681,358(a)	Turkey Government Bond, 10.70%, 2/17/21	126,101
1,607,038(a)	Turkey Government Bond, 11.00%, 3/2/22	289,654
619,355(a)	Turkey Government Bond, 11.00%, 2/24/27	101,982
1,210,000	Turkey Government International Bond, 3.25%, 3/23/23	1,072,735
955,000	Turkey Government International Bond, 5.75%, 5/11/47	770,107

		3,077,587

Ukraine — 0.29%
215,000	Ukraine Government International Bond, 7.75%, 9/1/23	206,656

Uruguay — 0.05%
1,264,000(a)	Uruguay Government International Bond, 9.88%, 6/20/22	39,872

Total Foreign Governnment Bonds		27,689,967

(Cost $30,194,539)

Corporate Bonds — 24.99%
Argentina — 0.28%
230,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	197,768

Australia — 0.23%
190,000	Quintis Ltd., 8.75%, 8/1/23(f),(g),(h)	161,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

Austria — 1.08%
400,000(a)	Erste Group Bank AG, (5 Year EUR Swap + 6.204%), 6.50%, 10/15/66(b)	$504,074
200,000(a)	Erste Group Bank AG, (5 Year EUR Swap + 9.020%), 8.88%, 10/15/66(b)	272,842

		776,916

Azerbaijan — 0.30%
$ 200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	216,188

Brazil — 1.12%
340,000	Petrobras Global Finance BV, 4.38%, 5/20/23	317,713
2,047,000(a)	Swiss Insured Brazil Power Finance Sarl, 9.85%, 7/16/32(f)	488,544

		806,257

Colombia — 0.47%
354,000	Ecopetrol SA, 5.88%, 5/28/45	335,751

France — 2.42%
200,000	BNP Paribas SA, (USD Swap Semi 30/360 5 Year + 4.916%), 6.75%, 3/14/67(b)	198,500
180,000(i)	Credit Agricole SA, (5 Year GBP Swap + 4.535%), 7.50%, 6/23/66(b)	254,923
1,180,000	Societe Generale SA, 6.75%, 10/6/66(b),(f)	1,083,240
200,000	Societe Generale SA, (USD ICE Swap Rate 11:00 am NY 5 + 5.873%), 8.00%, 3/29/67(b)	208,000

		1,744,663

Indonesia — 0.29%
210,000	Perusahaan Listrik Negara PT, 6.15%, 5/21/48(f)	211,496

Italy — 3.18%
130,000(a)	Banca Monte dei Paschi di Siena SpA, EMTN, 5.38%, 1/18/28(b)	123,294
1,100,000(a)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, 7/11/66(b)	1,385,871
600,000(a)	UniCredit SpA, (5 Year EUR Swap + 9.300%), 9.25%, 6/3/67(b)	782,423

		2,291,588

Kazakhstan — 0.74%
265,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	265,641
265,000	KazMunayGas National Co. JSC, 6.38%, 10/24/48	269,306

		534,947

Malaysia — 0.44%
310,000	Petronas Capital Ltd., 5.25%, 8/12/19	317,091

Mexico — 0.65%
1,080,000(a)	Comision Federal de Electricidad, 8.18%, 12/23/27	51,861

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 102,000	Petroleos Mexicanos, 5.50%, 6/27/44	$86,037
387,000	Petroleos Mexicanos, 5.63%, 1/23/46	330,556

		468,454

Mongolia — 0.29%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	210,300

Netherlands — 2.68%
600,000(a)	ABN AMRO Bank NV, (5 Year EUR Swap + 3.898%), 4.75%, 3/22/67(b)	667,407
910,000(a)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/67(b)	1,257,758

		1,925,165

Spain — 4.74%
300,000(a)	Banco Santander SA, (5 Year EUR Swap + 5.640%), 6.25%, 12/11/66(b)	368,863
300,000(a)	Banco Santander SA, (5 Year EUR Swap + 6.803%), 6.75%, 7/25/66(b)	376,112
400,000(a)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, 10/18/66(b)	466,381
200,000(a)	CaixaBank SA, 5.25%, 6/23/66(b)	213,825
1,600,000(a)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66(b)	1,986,215

		3,411,396

Ukraine — 0.67%
270,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23(c)	270,977
211,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.63%, 3/20/25(c)	210,546

		481,523

United Kingdom — 5.41%
500,000(a)	Barclays Plc, (5 Year GBP Swap + 6.462%), 7.25%, 6/15/67(b)	675,928
350,000(d)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/67(b)	402,977
350,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.746%), 6.00%, 11/22/66(b)	324,297
6,774,304(j)	ICBC Standard Bank Plc, EMTN, 17.03%, 7/12/18(e)	377,066
390,000(a)	Lloyds Banking Group Plc, (5 Year GBP Swap + 4.830%), 7.88%, 6/27/67(b)	596,651
700,000(a)	Nationwide Building Society, 10.25%, 6/20/67(k)	1,515,072

		3,891,991

Total Corporate Bonds		17,982,994

(Cost $18,943,187)

Convertible Bonds — 18.61%
Bermuda — 0.40%
266,000	Golar LNG Ltd., 2.75%, 2/15/22	289,487

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

China — 4.11%
5,000,000(a)	China Railway Construction Corp. Ltd., 1.50%, 12/21/21	$707,336
$ 500,000	CRRC Corp. Ltd., 0.00%, 2/5/21(e)	488,083
600,000	Ctrip.com International Ltd., 1.99%, 7/1/25	685,875
2,000,000(l)	Harvest International Co., 0.00%, 11/21/22(e)	262,703
775,000	Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/9/21(e)	814,719

		2,958,716

France — 0.29%
589,600(a)	Genfit, 3.50%, 10/16/22	210,919

Hong Kong — 2.26%
760,000	Bagan Capital Ltd., 0.00%, 9/23/21(e)	717,693
600,000	China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/5/23(e)	625,320
285,000	PB Issuer No 4 Ltd., 3.25%, 7/3/21	285,285

		1,628,298

Japan — 0.70%
500,000	Shizuoka Bank Ltd. (The), (LIBOR USD 3-Month - 0.500%), 1.86%, 1/25/23(b)	499,000

Malaysia — 1.94%
562,000	Cahaya Capital Ltd., 0.84%, 9/18/21(e)	555,650
1,080,000(m)	Indah Capital Ltd., 0.00%, 10/24/18(e)	840,220

		1,395,870

Norway — 1.83%
400,000(d)	Marine Harvest ASA, 0.13%, 11/5/20	608,950
680,000	Ship Finance International Ltd., 5.75%, 10/15/21	707,200

		1,316,150

United Kingdom — 1.20%
300,000(a)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	396,914
300,000(a)	Philippine Peso Finance Jersey Ltd., 4.25%, 5/20/19	468,973

		865,887

United States — 5.88%
281,000	Akamai Technologies, Inc., 0.13%, 5/1/25(f)	281,381
497,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	588,758
515,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22	574,740
97,000	Booking Holdings, Inc., 0.35%, 6/15/20	150,170
381,000	Dycom Industries, Inc., 0.75%, 9/15/21	441,213
292,000	Exact Sciences Corp., 1.00%, 1/15/25	307,106
161,000	FireEye, Inc., 0.88%, 6/1/24(f)	151,699
250,000	II-VI, Inc., 0.25%, 9/1/22(f)	279,173
200,000	Lumentum Holdings, Inc., 0.25%, 3/15/24	236,684
135,000	Microchip Technology, Inc., 1.63%, 2/15/27	156,972

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 199,000	Neurocrine Biosciences, Inc., 2.25%, 5/15/24	$287,203
104,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/24(f)	200,209
537,000	Square, Inc., 0.50%, 5/15/23(f)	574,255

		4,229,563

Total Convertible Bonds		13,393,890

(Cost $13,295,878)

Contracts
Put Options Purchased — 0.18%
19	S & P 500 Index, Strike Price USD 2,600.00, Expires 09/21/18, Notional Amount $5,391,630	61,807
4	S & P 500 Index, Strike Price USD 2,600.00, Expires 07/20/18, Notional Amount $1,135,320	3,240
11	S & P 500 Index, Strike Price USD 2,675.00, Expires 07/20/18, Notional Amount $3,121,712	20,350
117	SX5E 08/17/18 P3250, Notional Amount EUR 4,089,361	45,498

Total Put Options Purchased		130,895

(Cost $100,513)

Shares
Investment Company — 10.84%
7,802,243	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares(n)	7,802,243

Total Investment Company		7,802,243

(Cost $7,802,243)

Total Investments		$66,999,989
(Cost $70,336,360) — 93.09%

Other assets in excess of liabilities — 6.91%		4,972,204

NET ASSETS — 100.00%		$71,972,193

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Principal amount denoted in Euros.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Principal amount denoted in British Pounds.
(j)	Principal amount denoted in Egyptian Pound.
(k)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(l)	Principal amount denoted in Hong Kong Dollars.
(m)	Principal amount denoted in Singapore Dollars.
(n)	Affiliated investment.

Foreign currency exchange contracts as of June 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	442,229	USD	115,164	Citigroup Global Markets, Inc.	7/3/18	$ 1,118
CNH	4,705,000	USD	720,650	Citibank N.A.	8/29/18	13,025
GBP	2,374,001	USD	3,162,516	Citibank N.A.	8/29/18	20,724
GBP	1,331,000	USD	1,769,115	Citibank N.A.	8/29/18	7,648
HUF	77,539,368	EUR	238,110	Citibank N.A.	8/29/18	3,342
HUF	100,262,207	USD	361,123	Citibank N.A.	8/29/18	4,227
JPY	1,336,000	USD	12,196	Citibank N.A.	8/29/18	77
MXN	4,191,078	USD	211,228	Citibank N.A.	8/29/18	2,264
MXN	1,685,610	USD	85,000	Citibank N.A.	8/29/18	957
MYR	411,906	USD	102,834	BNP Paribas	8/29/18	965
RON	567,430	EUR	121,000	Citibank N.A.	8/29/18	260
SGD	1,165,000	USD	859,100	Citibank N.A.	8/29/18	2,942
USD	213,334	AUD	290,000	Citibank N.A.	8/29/18	1,323
USD	277,000	CAD	367,539	Citibank N.A.	8/29/18	2,870
USD	618,467	CZK	13,726,201	Citibank N.A.	8/29/18	764
USD	408,953	EUR	350,000	Citibank N.A.	8/29/18	1,672
USD	122,959	EUR	105,000	Citibank N.A.	8/29/18	228
USD	86,668	EUR	74,000	Citibank N.A.	8/29/18	150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	56,478	MXN	1,156,988	Citibank N.A.	8/29/18	$ 1,208
USD	18,091	MXN	372,675	Citibank N.A.	8/29/18	490
USD	84,718	MXN	1,736,643	Citibank N.A.	8/29/18	1,870
USD	113,804	MXN	2,328,953	Citibank N.A.	8/29/18	2,316
USD	519,819	MXN	10,599,062	Citibank N.A.	8/29/18	8,642
USD	60,428	RON	244,164	Citibank N.A.	8/29/18	545
USD	273,000	RUB	17,347,512	Citibank N.A.	8/29/18	1,395
USD	581,923	RUB	36,843,128	Citibank N.A.	8/29/18	844
USD	197,448	TRY	963,429	Citibank N.A.	8/29/18	6,735
USD	113,082	COP	332,713,247	Citigroup Global Markets, Inc.	8/29/18	118
USD	181,538	MYR	734,140	Deutsche Bank AG	8/29/18	22
ZAR	2,027,966	USD	146,897	Citibank N.A.	8/29/18	247
ZAR	17,248,408	USD	1,260,125	Citigroup Global Markets, Inc.	8/29/18	12,827
BRL	3,685,522	USD	976,000	Citibank N.A.	9/5/18	31,964
CNH	4,195,977	USD	643,000	Citibank N.A.	9/19/18	12,474
MXN	3,981,471	USD	200,772	Citibank N.A.	5/15/23	2,259
						$ 148,512

BRL	896,535	USD	229,000	Citigroup Global Markets, Inc.	7/3/18	$ (2,206)
USD	349,000	BRL	1,338,764	Citigroup Global Markets, Inc.	7/3/18	(3,749)
CAD	367,539	USD	279,030	Citibank N.A.	8/2/18	(840)
AUD	145,000	USD	107,108	Citibank N.A.	8/29/18	(221)
AUD	290,000	USD	213,897	Citibank N.A.	8/29/18	(761)
CNH	2,128,128	USD	320,000	Citibank N.A.	8/29/18	(67)
EUR	237,984	HUF	77,539,368	Citibank N.A.	8/29/18	(3,194)
EUR	8,712,501	USD	10,202,022	Citibank N.A.	8/29/18	(19,599)
EUR	85,000	USD	99,695	Citibank N.A.	8/29/18	(28)
EUR	352,000	USD	412,706	Citibank N.A.	8/29/18	(265)
EUR	758,000	USD	883,949	Citibank N.A.	8/29/18	(5,346)
HKD	2,110,000	USD	269,091	Citibank N.A.	8/29/18	(117)
INR	29,589,108	USD	426,000	Citigroup Global Markets, Inc.	8/29/18	(2,486)
MXN	2,766,648	USD	136,000	Citibank N.A.	8/29/18	(1,943)
PLN	187,128	USD	50,000	Citibank N.A.	8/29/18	(6)
RUB	36,140,450	USD	564,522	Citibank N.A.	8/29/18	(7,131)
TRY	3,549,423	USD	738,296	Citibank N.A.	8/29/18	(13,947)
TWD	17,811,495	USD	585,000	Citibank N.A.	8/29/18	(1,821)
USD	393,637	HUF	110,102,106	Citibank N.A.	8/29/18	(1,714)
USD	723,579	PLN	2,694,189	Citibank N.A.	8/29/18	(3,617)
USD	114,644	PLN	425,000	Citibank N.A.	8/29/18	(1,072)
USD	187,984	THB	6,192,624	Citibank N.A.	8/29/18	(756)
USD	546,026	ZAR	7,482,936	Citibank N.A.	8/29/18	(4,906)
USD	274,000	ZAR	3,736,894	Citibank N.A.	8/29/18	(3,771)
USD	65,012	ZAR	891,555	Citibank N.A.	8/29/18	(541)
USD	177,210	COP	519,048,929	Citigroup Global Markets, Inc.	8/29/18	(614)
ZAR	1,356,835	USD	97,931	Citibank N.A.	8/29/18	(187)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
ZAR	541,823	USD	39,172	Citibank N.A.	8/29/18	$ (9)
USD	40,990	BRL	154,319	Citigroup Global Markets, Inc.	9/5/18	(1,462)
USD	114,410	BRL	442,229	Citigroup Global Markets, Inc.	9/5/18	(1,134)
USD	655,222	CNH	4,195,978	Citibank N.A.	9/19/18	(24,696)
OMR	156,620	USD	402,000	Citibank N.A.	11/14/18	(4,090)
USD	106,000	OMR	40,867	Citibank N.A.	11/14/18	(39)
EUR	500,000	USD	584,672	Citibank N.A.	6/20/23	(1,935)
						$ (114,270)

Total						$ 34,242

Options written as of June 30, 2018:

Contracts	Put Options	Notional Amount		Value
(19)	S & P 500 Index, Strike Price USD 2,450.00, Expires 09/21/18	USD	(5,393,150)	$(30,780)
(117)	Euro Stoxx 50, Strike Price USD 3,100.00, Expires 08/17/18	EUR	(4,092,999)	(17,667)
(11)	S & P 500 Index, Strike Price USD 2,625.00, Expires 07/20/18,	USD	(3,122,130)	(12,100)

Total (Premiums received $(44,051))				$(60,547)

Financial futures contracts as of June 30, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
E-Mini S&P 500	4	September 2018	$ 3,192	USD	$544,320	Credit Suisse Securities (USA) LLC.
Euro Bund	1	September 2018	(2,080)	EUR	162,550	Credit Suisse Securities (USA) LLC.
Total			$ 1,112

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Interest rate swaps as of June 30, 2018:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
2.44%	HUF-BUBOR-Reuters	Annually	Citigroup Global Markets, Inc.	5/29/28	HUF	50,602	$ 8,056
2.44%	HUF-BUBOR-Reuters	Annually	Citigroup Global Markets, Inc.	5/29/28	HUF	33,734	5,371
							$ 13,427

6.90%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/2/19	BRL	23,696(a)	(12,203)
8.79%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/4/21	BRL	3,966(a)	(1,210)
1.81%	CZK-LCH	Annually	Citigroup Global Markets, Inc.	6/25/23	CZK	13,105	(2,212)
7.62%	MXN-TIIE-Banxico	Monthly	Citigroup Global Markets, Inc.	9/26/22	MXN	6,200(a)	(3,089)
7.81%	MXN-TIIE-Banxico	Monthly	Citigroup Global Markets, Inc.	6/3/27	MXN	3,800(a)	(2,484)
2.72%	USD-BBA-LIBOR Semi-annual		Citigroup Global Markets, Inc.	6/19/20	USD	2,091	(2,619)
2.94%	USD-BBA-LIBOR Semi-annual		Citigroup Global Markets, Inc.	6/19/28	USD	465	(385)
							$(24,202)

Total							$(10,775)

(a)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Value/ Unrealized Appreciation (Depreciation)	Value
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD300	$(19,900)	$2,073	$1,573
5.00%	High Yield CDX Index, Series 30	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD860	(54,603)	3,499	2,065
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD 77	642	163	137
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD 77	659	146	121

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Value/ Unrealized Appreciation (Depreciation)	Value
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	22	188	42	34
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	50	416	106	90
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	100	878	167	134
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	20	175	33	27
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	118	956	277	238
1.00%	Chile Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	460	(7,803)	(495)	(649)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	44	(99)	(69)	(84)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	190	(858)	131	67
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	191	(690)	(42)	(105)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	101	(342)	(45)	(79)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	70	(237)	(31)	(54)
1.00%	Markit iTraxx Asia Ex-Japan, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	USD	114	(386)	(51)	(89)

Total							$(81,004)	$ 5,904	$3,426

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

BBA-LIBOR - British Bankers Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CAD - Canadian Dollar

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - United Kingdom Pound Sterling

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

OMR - Omani Rial

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

STEP - Step Coupon Bond

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

June 30, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Governnment Bonds	38.47%
Financial	27.66%
Consumer, Non-cyclical	4.99%
Industrial	4.43%
Energy	2.97%
Communications	1.37%
Technology	0.94%
Utilities	0.64%
Consumer, Cyclical	0.37%
Basic Materials	0.23%
Other	17.93%
100.00%

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2018 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following eleven investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- U.S. Government Money Market Fund

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”) (formerly known as RBC BlueBay Emerging Market Select Bond Fund)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”) (formerly known as RBC BlueBay Global High Yield Bond Fund)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the three RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The U.S. Government Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the U.S. Government Money Market Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 -  Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 -  Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of June 30, 2018 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities(a)
SMID Cap Growth Fund	$ 86,491,756	(b)	$ —	$ —		$ 86,491,756
Enterprise Fund	86,866,415	(b)	—	—	(c)	86,866,415
Small Cap Core Fund	272,684,718	(b)	—	—		272,684,718
Microcap Value Fund	139,391,544	(b)	395,713 (d)	27,048	(c)(e)	139,814,305
Small Cap Value Fund	138,333,717	(b)	—	—		138,333,717
U.S. Government Money Market Fund	—		5,357,569,193	—		5,357,569,193
Access Capital Community Investment Fund	5,858,261	(b)	637,785,861	140,723	(e)	643,784,845
Impact Bond Fund	665,443	(b)	5,027,605	—		5,693,048
Emerging Market Debt Fund	670,216	(b)	22,478,780	—		23,148,996
High Yield Bond Fund	2,647,764		35,075,583	349,312	(c)(e)	38,072,659
Diversified Credit Fund	7,802,243	(b)	58,905,351	161,500	(e)	66,869,094

Other Financial Instruments*
Access Capital Community Investment Fund	5,578		—	—		5,578
Emerging Market Debt Fund	77,636		40,704	—		118,340
High Yield Bond Fund	30,407		5,832	—		36,239
Diversified Credit Fund	128,815		160,791	—		289,606

Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	—		(50,503,737)	—		(50,503,737)
Emerging Market Debt Fund	(16,540)		(18,792)	—		(35,332)
High Yield Bond Fund	(17,687)		(30,575)	—		(48,262)
Diversified Credit Fund	(57,355)		(133,898)	—		(191,253)

(a)	The breakdown of the Fund’s investments by major categories or country is disclosed in the Schedules of Portfolio Investments.

(b)	Level 1 investments consist of Investment Companies.

(c)	See Schedule of Portfolio Investments for securities considered Level 3 with no value.

(d)

Represents securities in the Consumer Discretionary ($217,227), Financial ($10), Materials ($4,320), Information Technology ($1,750), Consumer Staples ($144,000), and Exchange Traded Fund ($28,406) sections of the Schedule of Portfolio Investments.

(e)	See table below for reconciliation of Level 3 investments.

*Other financial instruments are instruments shown on the Schedules, such as futures contracts, options, swaps, reverse repurchase agreements and foreign currency exchange contracts which are valued at fair value.

During the period ended June 30, 2018, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 1 from Level 2 in the amount of $2,082,754 were due to the absence of an active trading market for the securities on June 30, 2018. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
Common Stocks– (Financials)
Balance as of 9/30/17(value)	$ 141,120
Change in unrealized appreciation (depreciation)	(114,072)
Balance as of 6/30/18(value)	$ 27,048

The Microcap Value Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/17(value)	$164,880
Change in unrealized appreciation (depreciation)	(24,157)
Balance as of 6/30/18(value)	$140,723

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

	High Yield Bond Fund
	Bank Loans– (Norway, United States)	Common Stocks– (United States)	Corporate Bonds– (Australia)	Rights/Warrants– (Mexico)
Balance as of 9/30/17(value)	$ 83,202	$ 20,833	$ —	$ 520
Transfer into Level 3	—	—	255,000	—
Change in unrealized appreciation (depreciation)	(10,042)	—	—	(201)
Balance as of 6/30/18(value)	$ 73,160	$ 20,833	$ 255,000	$ 319

The High Yield Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

Diversified Credit Fund
Corporate Bonds– (Australia)
Balance as of 9/30/17(value)	$ —
Transfer into Level 3	138,700
Change in unrealized appreciation (depreciation)	22,800
Balance as of 6/30/18(value)	$161,500

The High Yield Bond Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2018, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the period ended June 30, 2018, the average amount borrowed was approximately $27,419,154 and the daily weighted average interest rate was 1.55%. Reverse repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Bank Loans:

The Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily.

As of June 30, 2018, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives:

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Collateral pledged for open futures contracts is cash at the brokers in the amount of $5,417,389, $115,786, $93,180, and $554,110 for Access Capital Community Investment Fund, Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund, respectively, at June 30, 2018.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Bluebay Funds entered into total return, interest rate, credit default and other swap agreements as of June 30, 2018.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules under the captions “Interest rate swaps”, “Credit default swaps” and “Total return swaps”.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options, futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Acces Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of June 30, 2018, the Access Capital Community Investment Fund and Impact Bond Fund had outstanding TBA commitments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2017, the following Fund had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Access Capital Community Investment Fund	$11,587,282	2018
	$4,011,206	2019

As of September 30, 2017, the Access Capital Community Investment Fund, U.S. Government Money Market Fund, Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund had a short-term capital loss carryforward of $9,227,405, $222,445, $5,338,206, $0 and $950,860, respectively, and a long-term capital loss carryforward of $11,063,537, $0, $72,144, $382,825 and $426,068, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2018.

	Deferred Qualified Late-Year Ordinary Losses	Deferred Qualified Late-Year Short-Term Capital Losses	Deferred Qualified Late-Year Long-Term Capital Losses
SMID Cap Growth Fund	$223,978	$—	$—
Small Cap Core Fund	215,075	—	—

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

4. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2017, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             RBC Funds Trust

By (Signature and Title)*     /s/ Kathleen A. Gorman

                                                 Kathleen A. Gorman, President and Chief Executive Officer

                                                 (principal executive officer)

Date                    August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kathleen A. Gorman

                                                 Kathleen A. Gorman, President and Chief Executive Officer

                                                 (principal executive officer)

Date                    August 27, 2018

By (Signature and Title)*     /s/ Kathleen A. Hegna

                                                 Kathleen A. Hegna, Treasurer and Chief Financial Officer

                                                 (principal financial officer)

Date                    August 27, 2018

*	Print the name and title of each signing officer under his or her signature.